UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21213

Nuveen AMT-Free Quality Municipal Income Fund

(Exact name of registrant as specified in charter)

Nuveen Investments

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman

Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       October 31

Date of reporting period: July 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

NEA
Nuveen AMT-Free Quality Municipal Income Fund
Portfolio of Investments    July 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 158.6% (100.0% of Total Investments)
	MUNICIPAL BONDS – 158.6% (100.0% of Total Investments)
	Alabama – 0.9% (0.6% of Total Investments)
$ 4,250	Infirmary Health System Special Care Facilities Financing Authority of Mobile, Alabama, Revenue Bonds, Infirmary Health System, Inc., Series 2016A, 5.000%, 2/01/41	2/26 at 100.00	BBB+	$4,597,310
20,675	Lower Alabama Gas District, Alabama, Gas Project Revenue Bonds, Series 2016A, 5.000%, 9/01/46	No Opt. Call	A3	24,853,831
4,900	Mobile Spring Hill College Educational Building Authority, Alabama, Revenue Bonds, Spring Hill College Project, Series 2015, 5.875%, 4/15/45	4/25 at 100.00	N/R	4,900,931
29,825	Total Alabama			34,352,072
	Alaska – 0.7% (0.4% of Total Investments)
	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2006A:
17,040	5.000%, 6/01/32	9/18 at 100.00	B3	17,139,002
10,070	5.000%, 6/01/46	9/18 at 100.00	B3	10,128,507
27,110	Total Alaska			27,267,509
	Arizona – 2.4% (1.5% of Total Investments)
1,460	Apache County Industrial Development Authority, Arizona, Pollution Control Revenue Bonds, Tucson Electric Power Company, Series 20102A, 4.500%, 3/01/30	3/22 at 100.00	A-	1,558,360
1,025	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Academies of Math & Science Projects, Series 2017A, 5.000%, 7/01/51	7/27 at 100.00	AA-	1,123,728
	Arizona State, Certificates of Participation, Series 2010A:
2,800	5.250%, 10/01/28 – AGM Insured	10/19 at 100.00	Aa3	2,911,692
3,500	5.000%, 10/01/29 – AGM Insured	10/19 at 100.00	Aa3	3,628,345
7,500	Arizona State, State Lottery Revenue Bonds, Series 2010A, 5.000%, 7/01/29 – AGC Insured	1/20 at 100.00	A1	7,827,000
7,115	Lake Havasu City, Arizona, Wastewater System Revenue Bonds, Refunding Senior Lien Series 2015B, 5.000%, 7/01/43 – AGM Insured	7/25 at 100.00	A2	7,889,539
	Maricopa County Industrial Development Authority, Arizona, Revenue Bonds, Banner Health, Refunding Series 2016A:
5,135	4.000%, 1/01/36	1/27 at 100.00	AA-	5,339,630
10,000	5.000%, 1/01/38 (UB) (4)	1/27 at 100.00	AA-	11,310,400
10,780	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Junior Lien Series 2010A, 5.000%, 7/01/40 (Pre-refunded 7/01/20)	7/20 at 100.00	A+ (5)	11,453,211
	Phoenix Civic Improvement Corporation, Arizona, Revenue Bonds, Civic Plaza Expansion Project, Series 2005B:
6,545	5.500%, 7/01/37 – FGIC Insured	No Opt. Call	AA	8,558,700
10,000	5.500%, 7/01/40 – FGIC Insured	No Opt. Call	AA	13,318,700

NEA	Nuveen AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments July 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Arizona (continued)
$ 3,000	Queen Creek, Arizona, Excise Tax & State Shared Revenue Obligation Bonds, Series 2018A, 5.000%, 8/01/47	8/28 at 100.00	AA	$3,450,600
11,320	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc. Prepay Contract Obligations, Series 2007, 5.000%, 12/01/37	No Opt. Call	BBB+	13,460,386
80,180	Total Arizona			91,830,291
	Arkansas – 0.1% (0.1% of Total Investments)
5,080	Independence County, Arkansas, Hydroelectric Power Revenue Bonds, Series 2003, 5.350%, 5/01/28 – ACA Insured	10/18 at 100.00	N/R	4,678,782
	California – 13.2% (8.3% of Total Investments)
22,880	Alameda Corridor Transportation Authority, California, Revenue Bonds, Senior Lien Series 1999A, 0.000%, 10/01/32 – NPFG Insured	No Opt. Call	A-	13,518,190
4,225	Alameda Unified School District, Alameda County, California, General Obligation Bonds, Series 2005B, 0.000%, 8/01/28 – AGM Insured	No Opt. Call	AA	3,131,021
15,870	Anaheim Public Financing Authority, California, Lease Revenue Bonds, Public Improvement Project, Series 1997C, 0.000%, 9/01/20 – AGM Insured	No Opt. Call	A2	15,317,565
3,450	Antelope Valley Joint Union High School District, Los Angeles and Kern Counties, California, General Obligation Bonds, Series 2004B, 0.000%, 8/01/29 – NPFG Insured	No Opt. Call	A1	2,373,497
	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series 2009F-1:
2,500	5.125%, 4/01/39 (Pre-refunded 4/01/19)	4/19 at 100.00	Aa3 (5)	2,564,825
2,500	5.625%, 4/01/44 (Pre-refunded 4/01/19)	4/19 at 100.00	Aa3 (5)	2,573,050
	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series 2013S-4:
5,000	5.000%, 4/01/38 (Pre-refunded 4/01/23)	4/23 at 100.00	AA- (5)	5,736,700
6,500	5.250%, 4/01/53 (Pre-refunded 4/01/23)	4/23 at 100.00	A1 (5)	7,530,250
10,000	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series 2014F-1, 5.000%, 4/01/54	4/24 at 100.00	Aa3	11,039,700
8,000	Beverly Hills Unified School District, Los Angeles County, California, General Obligation Bonds, Series 2009, 0.000%, 8/01/33	No Opt. Call	AA+	4,947,600
	Burbank Unified School District, Los Angeles County, California, General Obligation Bonds, Series 2015A:
2,250	0.000%, 8/01/32	2/25 at 100.00	AA-	1,983,983
1,350	0.000%, 8/01/33	2/25 at 100.00	AA-	1,186,610
7,845	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Series 2006A, 5.600%, 6/01/36	12/18 at 100.00	B2	7,898,581
	California Department of Water Resources, Central Valley Project Water System Revenue Bonds, Series 2009-AF:
2,090	5.000%, 12/01/29 (Pre-refunded 12/01/18)	12/18 at 100.00	Aa1 (5)	2,116,000
2,910	5.000%, 12/01/29 (Pre-refunded 12/01/18)	12/18 at 100.00	AA+ (5)	2,946,200

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
	California Educational Facilities Authority, Revenue Refunding Bonds, Loyola Marymount University, Series 2001A:
$ 3,255	0.000%, 10/01/23 – NPFG Insured	No Opt. Call	A2	$2,880,642
5,890	0.000%, 10/01/24 – NPFG Insured	No Opt. Call	A2	5,019,929
7,615	0.000%, 10/01/25 – NPFG Insured	No Opt. Call	A2	6,235,238
1,350	0.000%, 10/01/39 – NPFG Insured	No Opt. Call	A2	585,077
3,330	California Health Facilities Financing Authority, Refunding Revenue Bonds, Stanford Hospital and Clinics, Series 2008A-2. RMKT, 5.250%, 11/15/40 (Pre-refunded 11/15/21)	11/21 at 100.00	AA- (5)	3,720,909
	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard Children's Hospital, Series 2012A:
3,000	5.000%, 8/15/51 (UB) (4)	8/22 at 100.00	A+	3,271,740
10,000	5.000%, 8/15/51	8/22 at 100.00	A+	10,905,800
2,550	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services, Series 2009B, 5.500%, 10/01/39	10/19 at 100.00	AA-	2,663,858
530	California Health Facilities Financing Authority, Revenue Bonds, Saint Joseph Health System, Series 2013A, 5.000%, 7/01/37	7/23 at 100.00	AA-	587,277
1,710	California Health Facilities Financing Authority, Revenue Bonds, Scripps Health, Series 2012A, 5.000%, 11/15/40	11/21 at 100.00	Aa3	1,876,332
	California Health Facilities Financing Authority, Revenue Bonds, Stanford Hospitals and Clinics, Tender Option Bond Trust 2016-XG0049:
485	8.452%, 8/15/51 (IF),144A (4)	8/22 at 100.00	AA-	577,460
525	8.458%, 8/15/51 (IF),144A (4)	8/22 at 100.00	AA-	625,175
1,285	8.458%, 8/15/51 (IF),144A (4)	8/22 at 100.00	AA-	1,530,191
1,500	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Refunding Series 2017A, 5.000%, 7/01/42	7/27 at 100.00	BBB-	1,642,095
2,330	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Series 2010A, 5.750%, 7/01/40 (Pre-refunded 7/01/20)	7/20 at 100.00	Baa2 (5)	2,512,416
965	California Public Finance Authority, Revenue Bonds, Henry Mayo Newhall Hospital, Series 2017, 5.000%, 10/15/47	10/26 at 100.00	BBB-	1,032,560
2,930	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2013I, 5.000%, 11/01/38	11/23 at 100.00	A+	3,289,540
	California State, Economic Recovery Revenue Bonds, Refunding Series 2009A:
1,460	5.250%, 7/01/21 (Pre-refunded 7/01/19)	7/19 at 100.00	AA+ (5)	1,512,472
2,540	5.250%, 7/01/21 (Pre-refunded 7/01/19)	7/19 at 100.00	AA+ (5)	2,631,288
5,000	California State, General Obligation Bonds, Refunding Various Purpose Series 2017, 4.000%, 8/01/36	8/26 at 100.00	AA-	5,305,650
5	California State, General Obligation Bonds, Series 2004, 5.000%, 4/01/31 – AMBAC Insured	10/18 at 100.00	AA-	5,015
20,000	California State, General Obligation Bonds, Various Purpose Series 2009, 6.000%, 11/01/39	11/19 at 100.00	AA-	21,087,000
	California State, General Obligation Bonds, Various Purpose Series 2010:
7,000	5.250%, 3/01/30	3/20 at 100.00	AA-	7,414,050
4,250	5.250%, 11/01/40	11/20 at 100.00	AA-	4,577,250

NEA	Nuveen AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments July 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$ 10,000	California State, General Obligation Bonds, Various Purpose Series 2011, 5.000%, 10/01/41	10/21 at 100.00	AA-	$10,921,500
6,270	California Statewide Communities Development Authority, Revenue Bonds, Cottage Health System Obligated Group, Series 2010, 5.250%, 11/01/30	11/20 at 100.00	A+	6,709,652
10,000	California Statewide Communities Development Authority, Revenue Bonds, Sutter Health, Series 2011A, 6.000%, 8/15/42 (Pre-refunded 8/15/20)	8/20 at 100.00	A+ (5)	10,901,100
3,000	California Statewide Community Development Authority, Health Facility Revenue Bonds, Catholic Healthcare West, Series 2008C, 5.625%, 7/01/35	1/19 at 100.00	A3	3,011,580
	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A:
3,895	5.750%, 7/01/30	10/18 at 100.00	CCC	3,833,459
5,000	5.750%, 7/01/35	10/18 at 100.00	CCC	4,913,400
6,000	5.500%, 7/01/39	10/18 at 100.00	CCC	5,889,420
10,445	Castaic Lake Water Agency, California, Certificates of Participation, Water System Improvement Project, Series 1999a, 0.000%, 8/01/29 – AMBAC Insured	No Opt. Call	AA	7,295,519
4,775	Clovis Unified School District, Fresno County, California, General Obligation Bonds, Series 2001A, 0.000%, 8/01/25 – NPFG Insured (ETM)	No Opt. Call	Baa2 (5)	4,054,882
3,330	Contra Costa Community College District, Contra Costa County, California, General Obligation Bonds, Election of 2006, Series 2013, 5.000%, 8/01/38	8/23 at 100.00	AA+	3,718,811
7,775	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Senior Lien Series 2015A, 0.000%, 1/15/34 – AGM Insured	No Opt. Call	BBB-	4,241,729
	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Series 2013A:
910	0.000%, 1/15/42 (6)	1/31 at 100.00	BBB-	820,001
3,350	5.750%, 1/15/46	1/24 at 100.00	BBB-	3,797,560
8,350	6.000%, 1/15/49	1/24 at 100.00	BBB-	9,669,467
30,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series 1995A, 0.000%, 1/01/21 (ETM)	No Opt. Call	AA+ (5)	28,833,300
3,120	Fullerton Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2005, 5.000%, 9/01/27 – AMBAC Insured	9/18 at 100.00	A	3,128,892
3,915	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A, 0.000%, 6/01/26 – AGM Insured	No Opt. Call	A1	3,173,421
10,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Senior Convertible Series 2007A-2, 5.300%, 6/01/37	6/22 at 100.00	B3	10,453,300
2,850	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1, 5.125%, 6/01/47 (Pre-refunded 8/30/18)	8/18 at 100.00	B3 (5)	2,860,716
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2018A-1:
9,705	5.000%, 6/01/47	6/22 at 100.00	N/R	9,973,052
10,170	5.250%, 6/01/47	6/22 at 100.00	N/R	10,583,817
3,850	Grossmont Healthcare District, California, General Obligation Bonds, Series 2011B, 6.125%, 7/15/40 (Pre-refunded 7/15/21)	7/21 at 100.00	Aaa (5)	4,350,461

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$ 5,000	Huntington Beach Union High School District, Orange County, California, General Obligation Bonds, Series 2007, 0.000%, 8/01/32 – FGIC Insured	No Opt. Call	AA-	$3,093,400
3,040	Kern Community College District, California, General Obligation Bonds, Safety, Repair & Improvement, Election 2002 Series 2006, 0.000%, 11/01/23 – AGM Insured	No Opt. Call	AA	2,699,034
1,500	Lincoln Unified School District, Placer County, California, Community Facilities District 1, Special Tax Bonds, Series 2005, 0.000%, 9/01/26 – AMBAC Insured	No Opt. Call	N/R	1,103,955
295	Los Angeles Department of Water and Power, California, Electric Plant Revenue Bonds, Second Series 1993, 4.750%, 10/15/20 (ETM)	No Opt. Call	N/R (5)	295,699
995	Los Angeles Department of Water and Power, California, Electric Plant Revenue Bonds, Series 1994, 5.375%, 2/15/34 (ETM)	No Opt. Call	N/R (5)	998,144
2,495	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2009A, 5.375%, 7/01/34	1/19 at 100.00	Aa2	2,537,116
10,000	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2011A, 5.000%, 7/01/41	1/21 at 100.00	Aa2	10,718,100
2,490	Madera Unified School District, Madera County, California, General Obligation Bonds, Election 2002 Series 2005, 0.000%, 8/01/27 – NPFG Insured	No Opt. Call	Baa2	1,872,978
10,335	Mount San Antonio Community College District, Los Angeles County, California, General Obligation Bonds, Election of 2008, Series 2013A, 0.000%, 8/01/43 (6)	8/35 at 100.00	AA	8,477,180
5,500	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009B, 6.500%, 11/01/39	No Opt. Call	BBB+	7,782,335
650	Mt. Diablo Hospital District, California, Insured Hospital Revenue Bonds, Series 1993A, 5.125%, 12/01/23 – AMBAC Insured (ETM)	No Opt. Call	N/R (5)	698,666
14,100	New Haven Unified School District, California, General Obligation Bonds, Refunding Series 2009, 0.000%, 8/01/34 – AGC Insured	No Opt. Call	Aa3	7,831,140
3,515	Newport Beach, California, Revenue Bonds, Hoag Memorial Hospital Presybterian, Series 2011A, 5.875%, 12/01/30 (Pre-refunded 12/01/21)	12/21 at 100.00	N/R (5)	4,004,077
2,500	Norwalk La Mirada Unified School District, Los Angeles County, California, General Obligation Bonds, Election of 2002 Series 2005B, 0.000%, 8/01/29 – FGIC Insured	No Opt. Call	Aa3	1,738,625
4,460	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue Bonds, Redevelopment Project 1, Refunding Series 1995, 7.400%, 8/01/25 – NPFG Insured	No Opt. Call	Baa2	5,017,009
	Orange County Water District, California, Revenue Certificates of Participation, Series 2003B:
1,490	5.000%, 8/15/34 – NPFG Insured (ETM)	No Opt. Call	Aa1 (5)	1,803,228
1,745	5.000%, 8/15/34 (Pre-refunded 8/15/32) – NPFG Insured	8/32 at 100.00	AAA (5)	2,206,605
1,000	Pajaro Valley Unified School District, Santa Cruz County, California, General Obligation Bonds, Series 2005B, 0.000%, 8/01/29 – AGM Insured	No Opt. Call	AA	704,540
5,000	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010, 6.000%, 11/01/30 (Pre-refunded 11/01/20)	11/20 at 100.00	Ba1 (5)	5,499,900
2,000	Palomar Pomerado Health, California, General Obligation Bonds, Capital Appreciation, Election of 2004, Series 2007A, 0.000%, 8/01/24 – NPFG Insured	No Opt. Call	BB+	1,685,820
9,320	Palomar Pomerado Health, California, General Obligation Bonds, Series 2009A, 0.000%, 8/01/33 – AGC Insured	No Opt. Call	BB+	5,338,682
4,435	Pomona, California, GNMA/FHLMC Collateralized Single Family Mortgage Revenue Refunding Bonds, Series 1990B, 7.500%, 8/01/23 (ETM)	No Opt. Call	AA+ (5)	5,040,910

NEA	Nuveen AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments July 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$ 1,800	Rialto Unified School District, San Bernardino County, California, General Obligation Bonds, Series 2011A, 0.000%, 8/01/28	No Opt. Call	A1	$1,332,612
1,000	Rim of the World Unified School District, San Bernardino County, California, General Obligation Bonds, Series 2011C, 5.000%, 8/01/38 (Pre-refunded 8/01/21) – AGM Insured	8/21 at 100.00	A2 (5)	1,099,110
760	Riverside County Transportation Commission, California, Toll Revenue Senior Lien Bonds, Series 2013A, 5.750%, 6/01/44	6/23 at 100.00	BBB-	840,332
4,385	San Bernardino, California, GNMA Mortgage-Backed Securities Program Single Family Mortgage Revenue Refunding Bonds, Series 1990A, 7.500%, 5/01/23 (ETM)	No Opt. Call	AA+ (5)	4,978,685
2,250	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series 2011, 7.500%, 12/01/41	12/21 at 100.00	BB	2,505,735
1,830	San Diego Public Facilities Financing Authority, California, Water Utility Revenue Bonds, Tender Option Bond Trust 2015-XF0098, 17.393%, 8/01/39 (Pre-refunded 8/01/19), 144A (IF)	8/19 at 100.00	AA- (5)	2,134,274
4,000	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Governmental Purpose, Second Series 2013B, 5.000%, 5/01/43	5/23 at 100.00	A+	4,395,960
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Senior Lien Series 2014A:
10,595	5.000%, 1/15/44	1/25 at 100.00	BBB	11,550,351
32,725	5.000%, 1/15/50	1/25 at 100.00	BBB	35,557,349
7,210	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Series 1997A, 0.000%, 1/15/23 – NPFG Insured	No Opt. Call	Baa2	6,395,558
2,965	San Juan Unified School District, Sacramento County, California, General Obligation Bonds, Series 2004A, 0.000%, 8/01/28 – NPFG Insured	No Opt. Call	A+	2,223,394
4,455	San Mateo County Community College District, California, General Obligation Bonds, Series 2006A, 0.000%, 9/01/21 – NPFG Insured	No Opt. Call	AAA	4,224,766
4,005	San Mateo Union High School District, San Mateo County, California, General Obligation Bonds, Election of 2000, Series 2002B, 0.000%, 9/01/26 – FGIC Insured	No Opt. Call	AA+	3,273,887
15,750	San Ysidro School District, San Diego County, California, General Obligation Bonds, 1997 Election Series 2012G, 0.000%, 8/01/39 – AGM Insured	No Opt. Call	AA	6,566,805
	San Ysidro School District, San Diego County, California, General Obligation Bonds, Refunding Series 2015:
5,000	0.000%, 8/01/46	No Opt. Call	A1	1,255,750
6,570	0.000%, 8/01/47	No Opt. Call	A1	1,552,557
1,840	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed Bonds, Series 2005A-1, 4.750%, 6/01/23	10/18 at 100.00	BB+	1,849,918
2,630	Union Elementary School District, Santa Clara County, California, General Obligation Bonds, Series 2001B, 0.000%, 9/01/25 – FGIC Insured	No Opt. Call	Baa2	2,221,219
3,900	West Hills Community College District, California, General Obligation Bonds, School Facilities Improvement District 3, 2008 Election Series 2011, 6.500%, 8/01/41 (Pre-refunded 8/01/19) – AGM Insured	8/19 at 100.00	A2 (5)	4,457,076
549,120	Total California			509,050,256

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado – 9.9% (6.2% of Total Investments)
$ 500	Blue Lake Metropolitan District No. 2 , Lochbuie, Colorado, Limited Tax General Obligation Bonds, Series 2016A, 5.750%, 12/01/46	12/21 at 103.00	N/R	$507,365
	Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue Bonds, Refunding & Improvement Series 2017:
1,575	5.000%, 12/01/37	12/22 at 103.00	N/R	1,619,651
3,620	5.000%, 12/01/47	12/22 at 103.00	N/R	3,690,916
1,250	Central Platte Valley Metropolitan District, Colorado, General Obligation Bonds, Refunding Series 2013A, 5.375%, 12/01/33	12/23 at 100.00	BBB	1,393,238
115	Central Platte Valley Metropolitan District, Colorado, General Obligation Bonds, Refunding Series 2014, 5.000%, 12/01/43	12/23 at 100.00	BB	122,053
1,700	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Skyview Academy Project, Series 2014, 5.375%, 7/01/44, 144A	7/24 at 100.00	BB	1,746,206
	Colorado Health Facilities Authority, Colorado, Health Facilities Revenue Bonds, The Evangelical Lutheran Good Samaritan Society Project, Refunding Series 2017:
2,005	5.000%, 6/01/34	6/27 at 100.00	BBB	2,231,665
4,615	5.000%, 6/01/35	6/27 at 100.00	BBB	5,125,650
7,205	5.000%, 6/01/36	6/27 at 100.00	BBB	7,990,633
8,715	5.000%, 6/01/37	6/27 at 100.00	BBB	9,637,483
2,190	5.000%, 6/01/42	6/27 at 100.00	BBB	2,413,095
10,000	5.000%, 6/01/47	6/27 at 100.00	BBB	10,923,900
6,350	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2006A, 4.500%, 9/01/38	10/18 at 100.00	BBB+	6,357,620
2,295	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2011A, 5.000%, 2/01/41	2/21 at 100.00	BBB+	2,372,755
5,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2013A, 5.250%, 1/01/45	1/23 at 100.00	BBB+	5,346,400
5,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Children's Hospital Colorado Project, Series 2013A, 5.000%, 12/01/36	12/23 at 100.00	A+	5,460,700
750	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Christian Living Communities Project, Series 2012, 5.125%, 1/01/37	10/18 at 100.00	N/R	750,968
3,050	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Christian Living Neighborhoods Project, Refunding Series 2016, 5.000%, 1/01/37	1/24 at 102.00	N/R	3,199,999
2,375	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan Society Project, Refunding Series 2012, 5.000%, 12/01/42	6/22 at 100.00	BBB	2,511,159
1,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan Society Project, Series 2013, 5.625%, 6/01/43	6/23 at 100.00	BBB	1,099,700
750	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Frasier Meadows Project, Refunding & Improvement Series 2017A, 5.250%, 5/15/37	5/27 at 100.00	BB+	820,575
1,500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Parkview Medical Center, Refunding Series 2015B, 4.000%, 9/01/34	9/25 at 100.00	A3	1,532,460
25,750	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Series 2010A, 5.000%, 1/01/40	1/20 at 100.00	AA-	26,747,812
2,500	Colorado High Performance Transportation Enterprise, C-470 Express Lanes Revenue Bonds, Senior Lien Series 2017, 5.000%, 12/31/51	12/24 at 100.00	BBB	2,708,325

NEA	Nuveen AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments July 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
	Colorado International Center Metropolitan District 14, Denver, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2018:
$ 1,895	5.625%, 12/01/32	12/23 at 103.00	N/R	$1,978,683
2,660	5.875%, 12/01/46	12/23 at 103.00	N/R	2,818,642
3,225	Colorado School of Mines Board of Trustees, Golden, Colorado, Institutional Enterprise Revenue Bonds, Series 2017B, 5.000%, 12/01/47	12/27 at 100.00	A+	3,639,961
1,500	Colorado State Board of Governors, Colorado State University Auxiliary Enterprise System Revenue Bonds, Refunding Series 2016B, 5.000%, 3/01/41	3/27 at 100.00	A+	1,704,765
4,000	Colorado State Board of Governors, Colorado State University Auxiliary Enterprise System Revenue Bonds, Refunding Series 2017E, 4.000%, 3/01/43	3/28 at 100.00	A+	4,141,720
	Commerce City, Colorado, Sales and Use Tax Revenue Bonds, Series 2016:
7,115	5.000%, 8/01/41 – AGM Insured	8/26 at 100.00	A2	7,948,522
1,000	5.000%, 8/01/46 – AGM Insured	8/26 at 100.00	A2	1,113,430
11,140	Denver City and County, Colorado, Airport System Revenue Bonds, Series 2012B, 5.000%, 11/15/37	11/22 at 100.00	A+	12,222,140
12,900	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2013B, 5.000%, 11/15/43	11/23 at 100.00	A	14,331,771
	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel, Refunding Senior Lien Series 2016:
2,000	5.000%, 12/01/33	12/26 at 100.00	BBB-	2,247,900
3,000	5.000%, 12/01/34	12/26 at 100.00	BBB-	3,354,780
2,400	5.000%, 12/01/36	12/26 at 100.00	Baa2	2,647,128
1,800	5.000%, 12/01/40	12/26 at 100.00	BBB-	1,958,274
13,920	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B, 0.000%, 9/01/21 – NPFG Insured	No Opt. Call	BBB+	13,012,694
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B:
6,200	0.000%, 9/01/22 – NPFG Insured	No Opt. Call	BBB+	5,636,234
45,540	0.000%, 9/01/30 – NPFG Insured	No Opt. Call	BBB+	29,558,648
16,635	0.000%, 9/01/32 – NPFG Insured	No Opt. Call	BBB+	9,954,717
49,250	0.000%, 9/01/33 – NPFG Insured	No Opt. Call	BBB+	28,165,582
	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A:
9,310	0.000%, 9/01/28 – NPFG Insured	No Opt. Call	BBB+	6,627,510
2,900	0.000%, 9/01/34 – NPFG Insured	No Opt. Call	A	1,590,621
18,500	0.000%, 3/01/36 – NPFG Insured	No Opt. Call	BBB+	9,511,775
	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B:
3,800	0.000%, 9/01/27 – NPFG Insured	9/20 at 67.94	A	2,449,974
13,300	0.000%, 9/01/31 – NPFG Insured	9/20 at 53.77	BBB+	6,750,016
6,250	0.000%, 9/01/32 – NPFG Insured	9/20 at 50.83	BBB+	2,995,562
10,000	0.000%, 3/01/36 – NPFG Insured	9/20 at 41.72	A	3,921,500

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Colorado (continued)
	Fort Lupton, Colorado, Water System Revenue Bonds, Refunding & Improvement Series 2017:
$ 1,140	4.000%, 12/01/42 – AGM Insured	12/27 at 100.00	AA	$1,182,237
1,930	5.000%, 12/01/47 – AGM Insured	12/27 at 100.00	AA	2,194,892
1,000	Lorson Ranch Metropolitan District 2, El Paso County, Colorado, Limited Tax General Obligation Bonds, Series 2016, 5.000%, 12/01/36	12/26 at 100.00	BBB+	1,096,930
1,000	Louisville, Boulder County, Colorado, General Obligation Bonds, Limited Tax, Series 2017, 4.000%, 12/01/36	12/26 at 100.00	AA+	1,055,810
1,085	North Range Metropolitan District No. 2 , In the City of Commerce City, Adams County, Colorado , Limited Tax General Obligation and Special Revenue and Improvement Bonds, Refunding Series 2017A, 5.750%, 12/01/47	12/22 at 103.00	N/R	1,094,581
1,245	Palisade Metropolitan District 2, Broomfield County, Colorado, General Obligation Limited Tax and Revenue Bonds, Series 2016, 4.375%, 12/01/31	12/21 at 103.00	N/R	1,216,029
17,735	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue Bonds, Refunding Series 2015A, 5.000%, 12/01/45	12/25 at 100.00	A	19,756,435
2,640	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue Refunding Bonds, Series 2011, 6.125%, 12/01/41 (Pre-refunded 12/01/20) – AGM Insured	12/20 at 100.00	A2 (5)	2,904,475
	Rampart Range Metropolitan District 1, Lone Tree, Colorado, Limited Tax Supported and Special Revenue Bonds, Refunding & Improvement Series 2017:
4,215	5.000%, 12/01/42 – AGM Insured	12/27 at 100.00	A2	4,739,388
8,150	5.000%, 12/01/47 – AGM Insured	12/27 at 100.00	A2	9,129,385
630	Regional Transportation District, Colorado, Certificates of Participation, Series 2010A, 5.375%, 6/01/31	6/20 at 100.00	A	667,309
	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private Activity Bonds, Series 2010:
15,000	6.500%, 1/15/30	7/20 at 100.00	Baa3	15,950,100
4,150	6.000%, 1/15/41	7/20 at 100.00	Baa3	4,344,884
3,250	Thompson Crossing Metropolitan District 2, Johnstown, Larimer County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Series 2016B, 5.000%, 12/01/46 – AGM Insured	12/26 at 100.00	AA	3,545,490
4,000	University of Colorado Hospital Authority, Colorado, Revenue Bonds, Series 2012A, 5.000%, 11/15/42	11/22 at 100.00	AA-	4,395,360
14,500	University of Colorado, Enterprise System Revenue Bonds, Series 2014A, 5.000%, 6/01/46 (Pre-refunded 6/01/24)	6/24 at 100.00	Aa1 (5)	16,830,440
2,500	Vista Ridge Metropolitan District, In the Town of Erie, Weld County, Colorado, General Obligation Refunding Bonds, Series 2016A, 4.000%, 12/01/36 – BAM Insured	12/26 at 100.00	Baa1	2,565,875
2,175	Weld County School District RE1, Colorado, General Obligation Bonds, Series 2017, 5.000%, 12/15/30 – AGM Insured	12/26 at 100.00	AA	2,515,692
436,395	Total Colorado			381,778,189
	Connecticut – 0.3% (0.2% of Total Investments)
1,650	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Fairfield University, Series 2016Q-1, 5.000%, 7/01/46	7/26 at 100.00	A-	1,823,349

NEA	Nuveen AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments July 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Connecticut (continued)
$ 7,165	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Quinnipiac University, Refunding Series 2015L, 5.000%, 7/01/45	7/25 at 100.00	A-	$7,828,909
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Sacred Heart University, Series 2017I-1:
500	5.000%, 7/01/34	7/27 at 100.00	A3	566,815
2,425	5.000%, 7/01/42	7/27 at 100.00	A3	2,711,247
11,740	Total Connecticut			12,930,320
	Delaware – 0.4% (0.2% of Total Investments)
1,000	Delaware Health Facilities Authority, Revenue Bonds, Christiana Care Health Services Inc., Series 2010A, 5.000%, 10/01/40 – NPFG Insured	10/20 at 100.00	Aa2	1,061,010
3,250	Delaware Health Facilities Authority, Revenue Bonds, Nanticoke Memorial Hospital, Series 2013, 5.000%, 7/01/32	7/23 at 100.00	BBB	3,465,215
9,070	Delaware Transportation Authority, Revenue Bonds, US 301 Project, Series 2015, 5.000%, 6/01/55	6/25 at 100.00	A1	9,924,394
13,320	Total Delaware			14,450,619
	District of Columbia – 1.1% (0.7% of Total Investments)
1,250	District of Columbia Student Dormitory Revenue Bonds, Provident Group - Howard Properties LLC Issue, Series 2013, 5.000%, 10/01/45	10/22 at 100.00	BB+	1,250,850
107,000	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 0.000%, 6/15/46	9/18 at 100.00	N/R	18,920,810
	District of Columbia, Revenue Bonds, Georgetown University, Refunding Series 2017:
3,500	5.000%, 4/01/35	4/27 at 100.00	A	3,996,020
3,500	5.000%, 4/01/36	4/27 at 100.00	A	3,981,775
15,150	District of Columbia, Revenue Bonds, Georgetown University, Series 2007A, 5.000%, 4/01/40 – AMBAC Insured	4/21 at 100.00	A	16,019,307
130,400	Total District of Columbia			44,168,762
	Florida – 6.9% (4.3% of Total Investments)
2,800	Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay Haven Charter Academy, Inc. Project, Series 2016, 5.000%, 9/01/46	9/23 at 100.00	BBB	2,904,020
2,000	Broward County, Florida, Water and Sewer System Revenue Bonds, Series 2009A, 5.250%, 10/01/34 (Pre-refunded 10/01/18)	10/18 at 100.00	AA+ (5)	2,013,080
11,000	Cape Coral, Florida, Water and Sewer Revenue Bonds, Refunding Series 2011, 5.000%, 10/01/41 (Pre-refunded 10/01/21) – AGM Insured	10/21 at 100.00	A (5)	12,084,710
2,830	City of Miami Beach, Florida, Stormwater Revenue Bonds, Series 2015, 5.000%, 9/01/41	9/25 at 100.00	AA-	3,159,893
3,010	Cocoa, Florida, Water and Sewerage System Revenue Bonds, Refunding Series 2003, 5.500%, 10/01/23 – AMBAC Insured	No Opt. Call	AA	3,346,879
3,570	Collier County Educational Facilities Authority, Florida, Revenue Bonds, Hodges University, Refunding Series 2013, 6.125%, 11/01/43	11/23 at 100.00	BBB-	3,934,497
	Davie, Florida, Educational Facilities Revenue Bonds, Nova Southeastern University Project, Refunding Series 2013A:
8,555	6.000%, 4/01/42	4/23 at 100.00	Baa1	9,667,834
4,280	5.625%, 4/01/43	4/23 at 100.00	Baa1	4,743,781

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Florida Municipal Loan Council, Revenue Bonds, Series 2000B:
$ 1,040	0.000%, 11/01/25 – NPFG Insured	No Opt. Call	Baa2	$817,461
1,590	0.000%, 11/01/26 – NPFG Insured	No Opt. Call	Baa2	1,198,192
1,500	Florida Water Pollution Control Financing Corporation, Revolving Fund Revenue Bonds, Series 2009A, 5.000%, 1/15/29	1/19 at 100.00	AAA	1,523,445
	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport, Subordinate Lien Series 2015B:
5,730	5.000%, 10/01/40	10/24 at 100.00	A+	6,282,429
12,885	5.000%, 10/01/44	10/24 at 100.00	A+	14,172,598
400	Jacksonville, Florida, Better Jacksonville Sales Tax Revenue Bonds, Refunding Series 2012, 5.000%, 10/01/30	10/22 at 100.00	A+	439,632
1,530	Lakeland, Florida, Hospital System Revenue Bonds, Lakeland Regional Health, Refunding Series 2011, 5.000%, 11/15/24	11/21 at 100.00	A2	1,663,018
2,500	Lakeland, Florida, Hospital System Revenue Bonds, Lakeland Regional Health, Series 2015, 5.000%, 11/15/45	11/24 at 100.00	A2	2,727,500
	Miami Beach Redevelopment Agency, Florida, Tax Increment Revenue Bonds, City Center/Historic Convention Village, Series 2015A:
3,810	5.000%, 2/01/40 – AGM Insured	2/24 at 100.00	A1	4,271,429
19,145	5.000%, 2/01/44 – AGM Insured	2/24 at 100.00	AA	21,422,106
	Miami Health Facilities Authority, Florida, Health Facilities Revenue Bonds, Miami Jewish Health System Inc. Project, Series 2017:
205	5.000%, 7/01/32	7/27 at 100.00	BBB	227,538
2,000	5.125%, 7/01/38	7/27 at 100.00	BBB	2,209,860
5,035	5.125%, 7/01/46	7/27 at 100.00	BBB	5,531,300
1,200	Miami, Florida, Special Obligation Non-Ad Valorem Revenue Bonds, Refunding Series 2011A, 6.000%, 2/01/30 (Pre-refunded 2/01/21) – AGM Insured	2/21 at 100.00	A+ (5)	1,325,328
7,390	Miami-Dade County Educational Facilities Authority, Florida, Revenue Bonds, University of Miami, Series 2015A, 5.000%, 4/01/45	4/25 at 100.00	A-	8,182,282
12,385	Miami-Dade County Educational Facilities Authority, Florida, Revenue Bonds, University of Miami, Series 2018A, 5.000%, 4/01/53	4/28 at 100.00	A-	13,810,514
10,000	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Series 2010A, 5.000%, 7/01/35	7/20 at 100.00	A	10,562,300
1,210	Miami-Dade County Industrual Development Authority, Florida, Revenue Bonds, Doral Academy, Seres 2018, 5.000%, 1/15/37	1/28 at 100.00	BBB-	1,295,583
1,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Refunding Series 2014B, 5.000%, 10/01/37	10/24 at 100.00	A	1,118,910
5,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2009A, 5.500%, 10/01/41	10/19 at 100.00	A	5,207,850
7,500	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2010A-1, 5.375%, 10/01/41	10/20 at 100.00	A	8,041,500

NEA	Nuveen AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments July 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2010B:
$ 3,000	5.000%, 10/01/26	10/20 at 100.00	A	$3,194,190
2,500	5.000%, 10/01/27	10/20 at 100.00	A	2,660,175
4,000	5.000%, 10/01/35 – AGM Insured	10/20 at 100.00	AA	4,246,640
1,500	Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series 2016A, 5.000%, 10/01/41	10/26 at 100.00	A	1,708,755
4,715	Miami-Dade County, Florida, Public Facilities Revenue Bonds, Jackson Health System, Series 2017, 5.000%, 6/01/38	6/27 at 100.00	Aa3	5,267,032
1,850	Miami-Dade County, Florida, Special Obligation Bonds, Refunding Subordinate Series 2012B, 5.000%, 10/01/37	10/22 at 100.00	A2	2,016,445
	Miami-Dade County, Florida, Transit System Sales Surtax Revenue Bonds, Refunding Series 2012:
5,500	5.000%, 7/01/31	7/22 at 100.00	A1	6,046,205
3,000	5.000%, 7/01/42	7/22 at 100.00	AA	3,254,580
5,770	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2013A, 5.000%, 10/01/42	10/22 at 100.00	A+	6,293,916
1,665	Orange County Health Facilities Authority, Florida, Hosiptal Revenue Bonds, Orlando Health, Inc., Series 2009, 5.125%, 10/01/26	10/19 at 100.00	A	1,731,200
750	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Orlando Health, Inc., Series 2012A, 5.000%, 10/01/42	4/22 at 100.00	A	812,220
255	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Sinai Residences of Boca Raton Project, Series 2014A, 7.250%, 6/01/34	6/22 at 102.00	N/R	291,468
4,000	Palm Beach County, Florida, Water and Sewer Revenue Bonds, FPL Reclaimed Water Project, Series 2009, 5.250%, 10/01/33	10/19 at 100.00	AAA	4,173,280
	Port Saint Lucie, Florida, Utility System Revenue Bonds, Refunding Series 2009:
45	5.250%, 9/01/35 (Pre-refunded 9/01/18) – AGC Insured	9/18 at 100.00	A1 (5)	45,144
435	5.250%, 9/01/35 (Pre-refunded 9/01/18) – AGC Insured	9/18 at 100.00	A1 (5)	436,409
1,385	Rivercrest Community Development District, Florida, Special Assessment Bonds, Series 2007, 5.000%, 5/01/30 – RAAI Insured	11/18 at 100.00	A3	1,386,939
1,710	Seminole County, Florida, Water and Sewer Revenue Bonds, Refunding & Improvement Series 1992, 6.000%, 10/01/19 – NPFG Insured (ETM)	No Opt. Call	Aa2 (5)	1,756,546
6,625	South Broward Hospital District, Florida, Hospital Revenue Bonds, Refunding Series 2015, 4.000%, 5/01/33	5/25 at 100.00	Aa3	6,874,763
	South Miami Health Facilities Authority, Florida, Hospital Revenue Bonds, Baptist Health Systems of South Florida Obligated Group, Series 2017:
4,595	5.000%, 8/15/42	8/27 at 100.00	A1	5,189,501
12,325	5.000%, 8/15/47	8/27 at 100.00	A1	13,858,230
1,200	Tamarac, Florida, Utility System Revenue Bonds, Series 2009, 5.000%, 10/01/39 (Pre-refunded 10/01/19) – AGC Insured	10/19 at 100.00	AA (5)	1,248,396
5,000	Tampa Bay, Florida, Regional Water Supply Authority Utility System Revenue Bonds, Series 2008, 5.000%, 10/01/34 (Pre-refunded 10/01/18)	10/18 at 100.00	AA+ (5)	5,030,650

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Tampa Sports Authority, Hillsborough County, Florida, Sales Tax Payments Special Purpose Bonds, Stadium Project, Series 1995:
$ 670	5.750%, 10/01/20 – NPFG Insured	No Opt. Call	N/R	$700,867
2,785	5.750%, 10/01/25 – NPFG Insured	No Opt. Call	N/R	3,156,798
3,300	Tampa, Florida, Health System Revenue Bonds, Baycare Health System, Series 2012A, 5.000%, 11/15/33	5/22 at 100.00	Aa2	3,607,395
4,000	Tampa, Florida, Health System Revenue Bonds, Baycare Health System, Series 2016A, 4.000%, 11/15/46	5/26 at 100.00	Aa2	4,064,080
9,720	Tampa-Hillsborough County Expressway Authority, Florida, Revenue Bonds, Refunding Series 2012B, 5.000%, 7/01/42 (Pre-refunded 7/01/22)	7/22 at 100.00	A2 (5)	10,816,222
1,500	Volusia County Educational Facilities Authority, Florida, Revenue Bonds, Embry-Riddle Aeronautical University, Inc. Project, Refunding Series 2011, 5.000%, 10/15/29 (Pre-refunded 10/15/21) – AGM Insured	10/21 at 100.00	A- (5)	1,647,225
2,000	Volusia County Educational Facilities Authority, Florida, Revenue Bonds, Embry-Riddle Aeronautical University, Series 2015B, 5.000%, 10/15/45	4/25 at 100.00	A3	2,209,180
7,400	Volusia County Educational Facilities Authority, Florida, Revenue Bonds, Stetson University Inc. Project, Series 2015, 5.000%, 6/01/45	6/25 at 100.00	A-	8,182,476
244,300	Total Florida			265,792,396
	Georgia – 3.4% (2.2% of Total Investments)
6,950	Atlanta, Georgia, Airport General Revenue Bonds, Refunding Series 2010A, 5.000%, 1/01/40 – AGM Insured	1/20 at 100.00	Aa3	7,249,058
7,230	Atlanta, Georgia, Airport General Revenue Bonds, Refunding Series 2012B, 5.000%, 1/01/42	1/22 at 100.00	AA-	7,852,358
	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding Series 2009B:
1,060	5.375%, 11/01/39 – AGM Insured	11/19 at 100.00	A+	1,106,227
1,990	5.375%, 11/01/39 (Pre-refunded 11/01/19) – AGM Insured	11/19 at 100.00	AA (5)	2,084,625
	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding Series 2015:
3,400	5.000%, 11/01/33	5/25 at 100.00	A+	3,856,824
2,040	5.000%, 11/01/35	5/25 at 100.00	A+	2,303,405
5,000	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 1999A, 5.500%, 11/01/22 – FGIC Insured	No Opt. Call	A+	5,556,650
1,535	Cherokee County Water and Sewerage Authority, Georgia, Revenue Bonds, Refunding Series 2007, 4.000%, 8/01/26	8/20 at 100.00	AA	1,589,922
7,350	Cobb County Kennestone Hospital Authority, Georgia, Revenue Anticipation Certificates, Wellstar Health System, Series 2017A, 5.000%, 4/01/42	4/27 at 100.00	A	8,144,314
2,000	DeKalb County Hospital Authority, Georgia, Anticipation Certificates Revenue Bonds, DeKalb Medical Center, Inc. Project, Series 2010, 6.000%, 9/01/30	9/20 at 100.00	BB	2,133,860
5,725	Fayette County Hospital Authority, Georgia, Revenue Anticipation Certificates, Piedmont Healthcare, Inc. Project, Series 2016A, 5.000%, 7/01/46	7/26 at 100.00	AA-	6,289,084
10,000	Fulton County Development Authority, Georgia, Hospital Revenue Bonds, Wellstar Health System, Inc Project, Series 2017A, 5.000%, 4/01/42	4/27 at 100.00	A	11,080,700
6,370	Fulton County Development Authority, Georgia, Hospital Revenue Bonds, Wellstar Health System, Inc. Project, Series 2017A, 5.000%, 4/01/47	4/27 at 100.00	A	7,018,466

NEA	Nuveen AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments July 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Georgia (continued)
	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast Georgia Health Services Inc., Series 2010B:
$ 2,360	5.250%, 2/15/45	2/20 at 100.00	AA-	$2,461,551
7,640	5.250%, 2/15/45 (Pre-refunded 2/15/20)	2/20 at 100.00	N/R (5)	8,048,282
12,590	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast Georgia Health Services Inc., Series 2014A, 5.500%, 8/15/54	2/25 at 100.00	AA-	14,429,273
7,500	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast Georgia Health Services Inc., Series 2017B, 5.250%, 2/15/45	2/27 at 100.00	AA-	8,616,300
7,905	Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project J Bonds, Series 2015A, 5.000%, 7/01/60	7/25 at 100.00	A2	8,407,600
11,000	Griffin-Spalding County Hospital Authority, Georgia, Revenue Anticipation Certificates, Wellstar Health System Inc., Series 2017A, 4.000%, 4/01/42	4/27 at 100.00	A	11,111,980
1,350	Henry County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 2005, 5.250%, 2/01/27 – BHAC Insured	No Opt. Call	AA+	1,629,180
8,230	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University, Series 2015, 5.000%, 10/01/40	10/25 at 100.00	Baa2	8,780,093
2,615	Valdosta and Lowndes County Hospital Authority, Georgia, Revenue Certificates, South Georgia Medical Center Project, Series 2011B, 5.000%, 10/01/41	10/21 at 100.00	AA-	2,817,558
121,840	Total Georgia			132,567,310
	Guam – 0.1% (0.1% of Total Investments)
4,060	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013, 5.500%, 7/01/43	7/23 at 100.00	BBB-	4,417,239
	Hawaii – 0.1% (0.1% of Total Investments)
275	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific University, Series 2013A, 6.875%, 7/01/43	7/23 at 100.00	BB	289,253
4,225	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Queens Health Systems, Series 2015A, 4.000%, 7/01/40	7/25 at 100.00	A1	4,286,136
4,500	Total Hawaii			4,575,389
	Idaho – 0.1% (0.1% of Total Investments)
2,110	Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's Health System Project, Series 2012A, 5.000%, 3/01/47 – AGM Insured	3/22 at 100.00	A-	2,235,271
2,685	Idaho Housing and Finance Association, GNMA Housing Revenue Refunding Bonds, Wedgewood Terrace Project, Series 2002A-1, 7.250%, 3/20/37	10/18 at 100.00	A1	2,720,549
4,795	Total Idaho			4,955,820
	Illinois – 22.8% (14.4% of Total Investments)
	Board of Regents of Illinois State University, Auxiliary Facilities System Revenue Bonds, Series 2018A:
1,000	5.000%, 4/01/34 – AGM Insured	4/28 at 100.00	A2	1,093,710
285	5.000%, 4/01/37 – AGM Insured	4/28 at 100.00	A2	309,071
1,370	5.000%, 4/01/38 – AGM Insured	4/28 at 100.00	A2	1,483,409

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Bolingbrook, Illinois, General Obligation Refunding Bonds, Refunding Series 2002B:
$ 4,595	0.000%, 1/01/32 – FGIC Insured	No Opt. Call	A2	$2,679,988
4,000	0.000%, 1/01/34 – FGIC Insured	No Opt. Call	A2	2,098,200
11,000	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2016, 6.000%, 4/01/46	4/27 at 100.00	A	12,873,410
2,940	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues Series 2011A, 5.000%, 12/01/41	12/21 at 100.00	B2	2,975,750
5,000	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017G, 5.000%, 12/01/34	12/27 at 100.00	B+	5,196,200
11,450	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2016A, 7.000%, 12/01/44	12/25 at 100.00	B+	13,328,372
1,785	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2016B, 6.500%, 12/01/46	12/26 at 100.00	BB-	2,043,950
23,535	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2017A, 7.000%, 12/01/46, 144A	12/27 at 100.00	B+	28,174,454
10,510	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax Revenues, Series 1998B-1, 0.000%, 12/01/19 – FGIC Insured	No Opt. Call	B+	10,169,581
	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax Revenues, Series 1999A:
19,600	0.000%, 12/01/20 – FGIC Insured	No Opt. Call	B+	18,399,696
1,000	5.500%, 12/01/26 – FGIC Insured	No Opt. Call	B+	1,094,840
3,500	Chicago Transit Authority, Illinois, Capital Grant Receipts Revenue Bonds, Federal Transit Administration Section 5307 Urbanized Area Formula Funds, Refunding Series 2011, 5.250%, 6/01/26 – AGM Insured	6/21 at 100.00	A2	3,763,305
5,785	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2011, 5.250%, 12/01/40	12/21 at 100.00	A3	6,173,578
9,285	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2014, 5.250%, 12/01/49	12/24 at 100.00	AA	10,294,558
1,985	Chicago, Illinois, General Airport Revenue Bonds, O'Hare International Airport, Senior Lien Refunding Series 2013B, 5.000%, 1/01/26	1/23 at 100.00	A	2,190,249
13,100	Chicago, Illinois, General Airport Revenue Bonds, O'Hare International Airport, Third Lien Refunding Series 2010C, 5.250%, 1/01/35 – AGC Insured	1/20 at 100.00	A2	13,666,051
	Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999:
32,170	0.000%, 1/01/21 – FGIC Insured	No Opt. Call	BBB-	30,139,108
32,670	0.000%, 1/01/22 – FGIC Insured	No Opt. Call	BBB-	29,363,796
22,670	0.000%, 1/01/25 – FGIC Insured	No Opt. Call	BBB-	17,695,522
10,565	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2017A, 6.000%, 1/01/38	1/27 at 100.00	BBB-	11,924,715
5,540	Chicago, Illinois, Motor Fuel Tax Revenue Bonds, Series 2008A, 5.000%, 1/01/38 – AGC Insured	10/18 at 100.00	AA	5,554,238
5,000	Chicago, Illinois, Sales Tax Revenue Bonds, Series 2011A, 5.000%, 1/01/41 (Pre-refunded 1/01/22)	1/22 at 100.00	N/R (5)	5,515,150
5,000	Cook County Community College District 508, Illinois, General Obligation Bonds, Chicago City Colleges, Series 2013, 5.250%, 12/01/43	12/23 at 100.00	BBB	5,209,300

NEA	Nuveen AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments July 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$ 4,500	Cook County Community College District 508, Illinois, General Obligation Bonds, Chicago City Colleges, Series 2017, 5.000%, 12/01/47 – BAM Insured	12/27 at 100.00	A+	$4,843,665
4,865	Cook County Community Consolidated School District 15, Palatine, Illinois, General Obligation Bonds, Series 2001, 0.000%, 12/01/20 – NPFG Insured	No Opt. Call	Aa2	4,619,950
	Cook County Community High School District 219, Niles Township, Illinois, General Obligation Capital Appreciation Bonds, Series 2001:
2,575	0.000%, 12/01/20 – NPFG Insured	No Opt. Call	Baa2	2,404,561
3,615	0.000%, 12/01/20 – NPFG Insured (ETM)	No Opt. Call	N/R (5)	3,459,953
	Cook County, Illinois, General Obligation Bonds, Refunding Series 2010A:
3,500	5.250%, 11/15/22	11/20 at 100.00	A2	3,738,245
12,425	5.250%, 11/15/33	11/20 at 100.00	A2	13,054,575
	DuPage County Forest Preserve District, Illinois, General Obligation Bonds, Series 2000:
8,000	0.000%, 11/01/18	No Opt. Call	AAA	7,969,840
15,285	0.000%, 11/01/19	No Opt. Call	AAA	14,954,538
	Illinois Educational Facilities Authority, Revenue Bonds, Field Museum of Natural History, Series 2002.RMKT:
2,750	3.900%, 11/01/36	11/27 at 102.00	A	2,721,510
5,265	5.500%, 11/01/36	11/23 at 100.00	A	5,752,276
5,020	Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network, Series 2012, 5.000%, 6/01/42	6/22 at 100.00	Aa3	5,365,527
	Illinois Finance Authority, Revenue Bonds, Ascension Health/fkaPresence Health Network, Series 2016C:
3,500	5.000%, 2/15/32	2/27 at 100.00	Aa2	4,023,670
27,135	4.000%, 2/15/41	2/27 at 100.00	Aa2	27,906,177
1,000	5.000%, 2/15/41	2/27 at 100.00	Aa2	1,131,120
4,200	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2012, 5.000%, 9/01/38	9/22 at 100.00	BB+	4,395,174
	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2014A:
8,750	5.000%, 9/01/39	9/24 at 100.00	BB+	9,305,275
11,030	5.000%, 9/01/42	9/24 at 100.00	BB+	11,711,544
1,500	Illinois Finance Authority, Revenue Bonds, Central DuPage Health, Series 2009B, 5.500%, 11/01/39 (Pre-refunded 11/01/19)	11/19 at 100.00	Aa2 (5)	1,571,730
2,910	Illinois Finance Authority, Revenue Bonds, Ingalls Health System, Series 2013, 5.000%, 5/15/43	5/22 at 100.00	Baa2	3,046,537
6,000	Illinois Finance Authority, Revenue Bonds, Memorial Health System, Series 2009, 5.500%, 4/01/34	4/19 at 100.00	A1	6,152,940
16,165	Illinois Finance Authority, Revenue Bonds, Mercy Health Corporation, Series 2016, 5.000%, 12/01/40	6/26 at 100.00	A3	17,558,585
1,100	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial Healthcare, Tender Option Bond Trust 2015-XF0076, 15.297%, 8/15/37, 144A (IF)	8/22 at 100.00	Aa2	1,459,964

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Refunding Series 2010A:
$ 1,080	6.000%, 5/15/39	5/20 at 100.00	A	$1,139,951
3,460	6.000%, 5/15/39 (Pre-refunded 5/15/20)	5/20 at 100.00	N/R (5)	3,718,012
13,540	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2015A, 5.000%, 11/15/45	11/25 at 100.00	A	14,663,414
	Illinois Finance Authority, Revenue Bonds, Provena Health, Series 2009A:
85	7.750%, 8/15/34 (Pre-refunded 8/15/19)	8/19 at 100.00	N/R (5)	90,368
8,400	7.750%, 8/15/34 (Pre-refunded 8/15/19)	8/19 at 100.00	N/R (5)	8,930,460
2,215	Illinois Finance Authority, Revenue Bonds, Rehabilitation Institute of Chicago, Series 2013A, 6.000%, 7/01/43	7/23 at 100.00	A-	2,452,382
4,135	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Refunding Series 2015C, 5.000%, 8/15/44	8/25 at 100.00	Baa1	4,430,859
5,000	Illinois FInance Authority, Revenue Bonds, Southern Illinois Healthcare Enterprises, Inc., Series 2017A, 5.000%, 3/01/47	3/27 at 100.00	A+	5,454,800
8,040	Illinois Finance Authority, Revenue Bonds, The Carle Foundation, Series 2011A, 6.000%, 8/15/41 – AGM Insured	8/21 at 100.00	A2	8,855,256
	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Series 2011C:
1,000	5.500%, 8/15/41 (Pre-refunded 2/15/21)	2/21 at 100.00	AA- (5)	1,089,760
2,500	5.500%, 8/15/41 (Pre-refunded 2/15/21) (UB) (4)	2/21 at 100.00	AA- (5)	2,724,400
15,510	Illinois Finance Authority, Revenue Bonds, University of Chicago, Series 2012A, 5.000%, 10/01/51	10/21 at 100.00	AA-	16,574,606
	Illinois State, General Obligation Bonds, February Series 2014:
1,600	5.250%, 2/01/32	2/24 at 100.00	BBB-	1,692,960
5,450	5.000%, 2/01/39	2/24 at 100.00	BBB-	5,635,027
1,750	Illinois State, General Obligation Bonds, January Series 2016, 5.000%, 1/01/32	1/26 at 100.00	BBB-	1,841,752
5,420	Illinois State, General Obligation Bonds, May Series 2014, 5.000%, 5/01/39	5/24 at 100.00	BBB-	5,613,819
5,000	Illinois State, General Obligation Bonds, November Series 2016, 5.000%, 11/01/34	11/26 at 100.00	BBB-	5,272,500
3,500	Illinois State, General Obligation Bonds, November Series 2017D, 5.000%, 11/01/25	No Opt. Call	BBB-	3,777,480
	Illinois State, General Obligation Bonds, October Series 2016:
3,510	5.000%, 2/01/28	2/27 at 100.00	BBB-	3,768,582
21,100	5.000%, 2/01/29	2/27 at 100.00	BBB-	22,560,331
10,000	Illinois State, General Obligation Bonds, Refunding Series 2010, 5.000%, 1/01/21 – AGM Insured	1/20 at 100.00	BBB	10,354,900
2,515	Illinois State, General Obligation Bonds, Refunding Series 2012, 5.000%, 8/01/24	8/22 at 100.00	BBB-	2,651,715
2,000	Illinois State, General Obligation Bonds, Series 2009A, 5.000%, 9/01/34	9/18 at 100.00	BBB-	2,001,060
	Illinois State, General Obligation Bonds, Series 2012A:
2,500	5.000%, 3/01/25	3/22 at 100.00	BBB-	2,616,525
4,500	5.000%, 3/01/27	3/22 at 100.00	BBB-	4,686,705
2,035	Illinois State, General Obligation Bonds, Series 2013, 5.500%, 7/01/38	7/23 at 100.00	BBB-	2,143,893

NEA	Nuveen AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments July 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$ 5,030	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2013A, 5.000%, 1/01/38	1/23 at 100.00	AA-	$5,508,252
	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2014B:
8,000	5.000%, 1/01/38	1/24 at 100.00	AA-	8,827,520
6,500	5.000%, 1/01/39	1/24 at 100.00	AA-	7,165,470
10,040	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2015A, 5.000%, 1/01/40	7/25 at 100.00	AA-	11,126,428
8,890	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2015B, 5.000%, 1/01/40	1/26 at 100.00	AA-	9,895,014
10,000	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2017A, 5.000%, 1/01/42	1/28 at 100.00	AA-	11,339,800
1,115	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Tender Option Bond Trust 2015-XF0051, 15.009%, 1/01/38, 144A (IF)	1/23 at 100.00	AA-	1,539,336
11,050	Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2001, 6.000%, 11/01/26 – FGIC Insured	No Opt. Call	BBB-	12,409,371
	Lake County Community Unit School District 60, Waukegan, Illinois, General Obligation Refunding Bonds, Series 2001B:
3,230	0.000%, 11/01/19 – AGM Insured	No Opt. Call	A2	3,147,312
1,740	0.000%, 11/01/21 – AGM Insured	No Opt. Call	A2	1,599,478
4,020	Lake, Cook, Kane and McHenry Counties Community Unit School District 220, Barrington, Illinois, General Obligation Bonds, Refunding Series 2002, 5.250%, 12/01/20 – AGM Insured (UB)	No Opt. Call	A2	4,326,445
5,000	Macon County School District 61 Decatur, Illinois, General Obligation Bonds, Series 2011A, 5.250%, 1/01/39 – AGM Insured	1/21 at 100.00	A2	5,338,250
17,945	McHenry and Kane Counties Community Consolidated School District 158, Huntley, Illinois, General Obligation Bonds, Series 2003, 0.000%, 1/01/22 – FGIC Insured	No Opt. Call	Baa2	16,243,276
2,910	McHenry County Community High School District 154, Marengo, Illinois, Capital Appreciation School Bonds, Series 2001, 0.000%, 1/01/21 – FGIC Insured	No Opt. Call	Aa2	2,757,661
5,000	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2012B, 5.000%, 6/15/52 (UB) (4)	6/22 at 100.00	BB+	5,155,650
5,000	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2015A, 5.500%, 6/15/53	12/25 at 100.00	BB+	5,431,150
2,030	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2017A, 5.000%, 6/15/57	12/27 at 100.00	BB+	2,165,969
	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Refunding Bonds, Series 2010A:
3,790	5.500%, 6/15/50	6/20 at 100.00	BBB-	4,053,822
11,795	5.500%, 6/15/50	6/20 at 100.00	BB+	12,090,819
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Capital Appreciation Refunding Series 2010B-1:
33,000	0.000%, 6/15/45 – AGM Insured	No Opt. Call	BBB-	10,061,040
5,355	0.000%, 6/15/46 – AGM Insured	No Opt. Call	BBB-	1,557,769

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Refunding Series 1996A:
$ 9,400	0.000%, 12/15/18 – NPFG Insured	No Opt. Call	BBB-	$9,319,818
16,570	0.000%, 12/15/20 – NPFG Insured	No Opt. Call	BBB-	15,433,961
5,010	0.000%, 12/15/21 – NPFG Insured	No Opt. Call	Baa2	4,495,774
23,920	0.000%, 12/15/22 – NPFG Insured	No Opt. Call	BBB-	20,634,588
13,350	0.000%, 12/15/24 – NPFG Insured	No Opt. Call	BBB-	10,563,187
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Refunding Series 1998A:
5,100	5.500%, 12/15/23 – FGIC Insured	No Opt. Call	BB+	5,610,663
5,180	5.500%, 12/15/23 – FGIC Insured (ETM)	No Opt. Call	Baa2 (5)	5,688,987
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Refunding Series 2010B-2:
2,330	5.000%, 6/15/50	6/20 at 100.00	BB+	2,374,829
8,000	5.250%, 6/15/50	6/20 at 100.00	BB+	8,164,960
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A:
1,420	5.700%, 6/15/25 (Pre-refunded 6/15/22)	6/22 at 101.00	N/R (5)	1,628,953
5,080	5.700%, 6/15/25	6/24 at 100.00	BB+	5,624,627
8,000	5.750%, 6/15/26 – NPFG Insured	6/22 at 101.00	BB+	8,816,560
1,115	5.750%, 6/15/27	No Opt. Call	BB+	1,223,244
4,610	5.750%, 6/15/27 (Pre-refunded 6/15/22)	6/22 at 101.00	N/R (5)	5,296,890
195	0.000%, 6/15/30	No Opt. Call	N/R	138,068
3,505	0.000%, 6/15/30	No Opt. Call	BB+	2,120,245
28,000	0.000%, 12/15/35 – AGM Insured	No Opt. Call	BBB-	13,373,080
3,280	0.000%, 6/15/37 – NPFG Insured	No Opt. Call	BB+	1,375,206
11,715	0.000%, 12/15/38 – NPFG Insured	No Opt. Call	BB+	4,565,687
9,760	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Hospitality Facility, Series 1996A, 7.000%, 7/01/26 (ETM)	No Opt. Call	AA+ (5)	11,825,314
	Midlothian, Illinois, General Obligation Bonds, Series 2010A:
2,685	5.000%, 2/01/30 – AGM Insured	2/20 at 100.00	AA	2,717,408
2,080	5.250%, 2/01/34 – AGM Insured	2/20 at 100.00	AA	2,109,557
17,865	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 1999, 5.750%, 6/01/23 – AGM Insured	No Opt. Call	A2	20,264,805
2,300	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 2000A, 6.500%, 7/01/30 – NPFG Insured	No Opt. Call	A2	2,957,662
4,125	Southwestern Illinois Development Authority, Health Facility Revenue Bonds, Memorial Group, Inc., Series 2013, 7.625%, 11/01/48 (Pre-refunded 11/01/23)	11/23 at 100.00	N/R (5)	5,244,484

NEA	Nuveen AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments July 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Springfield, Illinois, Electric Revenue Bonds, Senior Lien Series 2015:
$ 2,250	5.000%, 3/01/29	3/25 at 100.00	A3	$2,512,597
7,000	5.000%, 3/01/31	3/25 at 100.00	A3	7,768,460
2,685	Sterling, Whiteside County, Illinois, General Obligation Bonds, Recovery Zone Facility Series 2010A, 5.250%, 5/01/31 – AGM Insured	5/20 at 100.00	AA	2,832,111
2,000	University of Illinois, Health Services Facilities System Revenue Bonds, Series 2013, 6.250%, 10/01/38	10/23 at 100.00	Baa1	2,285,060
4,810	Will County Community High School District 210 Lincoln-Way, Illinois, General Obligation Bonds, Series 2006, 0.000%, 1/01/23 – AGM Insured	No Opt. Call	A2	4,161,179
	Will County Community Unit School District 201U, Crete-Monee, Illinois, General Obligation Bonds, Capital Appreciation Series 2004:
780	0.000%, 11/01/22 – NPFG Insured (ETM)	No Opt. Call	Baa2 (5)	706,025
2,550	0.000%, 11/01/22 – NPFG Insured	No Opt. Call	Baa2	2,279,292
1,895	Williamson & Johnson Counties Community Unit School District 2, Marion, Illinois, General Obligation Bonds, Series 2011, 7.250%, 12/01/28 (Pre-refunded 12/01/20) – AGM Insured	12/20 at 100.00	A2 (5)	2,131,003
912,280	Total Illinois			883,283,190
	Indiana – 4.2% (2.6% of Total Investments)
6,000	Indiana Finance Authority, Educational Facilities Revenue Bonds, Valparaiso University Project, Series 2014, 5.000%, 10/01/44	10/24 at 100.00	A3	6,557,460
7,910	Indiana Finance Authority, Health System Revenue Bonds, Sisters of Saint Francis Health Services, Inc. Obligated Group, Series 2009, 5.250%, 11/01/39 (Pre-refunded 11/01/19)	11/19 at 100.00	Aa3 (5)	8,273,939
	Indiana Finance Authority, Hospital Revenue Bonds, Community Health Network Project, Series 2012A:
5,000	4.000%, 5/01/35	5/23 at 100.00	A	5,101,650
5,420	5.000%, 5/01/42	5/23 at 100.00	A	5,836,364
1,875	Indiana Finance Authority, Hospital Revenue Bonds, Indiana University Health Obligation Group, Refunding 2015A, 4.000%, 12/01/40	6/25 at 100.00	AA	1,900,688
3,400	Indiana Finance Authority, Hospital Revenue Bonds, Indiana Unversity Health Obligation Group, Refunding 2015A, 5.000%, 12/01/40	6/25 at 100.00	AA	3,772,674
8,630	Indiana Finance Authority, Revenue Bonds, Community Foundation of Northwest Indiana Obligated Group, Series 2012, 5.000%, 3/01/41	3/22 at 100.00	A+	9,235,826
	Indiana Finance Authority, Revenue Bonds, Trinity Health Care Group, Refunding Series 2009A:
6,290	5.250%, 12/01/38 (Pre-refunded 12/01/19)	12/19 at 100.00	AA- (5)	6,596,008
10,000	5.250%, 12/01/38 (Pre-refunded 12/01/19) (UB) (4)	12/19 at 100.00	AA- (5)	10,486,500
2,500	Indiana Finance Authority, Revenue Bonds, Trinity Health Care Group, Refunding Series 2010B, 5.000%, 12/01/37 (Pre-refunded 12/01/20)	12/20 at 100.00	AA- (5)	2,683,500
11,000	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, First Lien Green Series 2016A, 5.000%, 10/01/46	10/26 at 100.00	A	12,336,610
5,000	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series 2011B, 5.000%, 10/01/41	10/21 at 100.00	A2	5,396,800
5,000	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series 2012A, 5.000%, 10/01/37	10/22 at 100.00	A1	5,454,000

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Indiana (continued)
$ 13,215	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series 2014A, 5.000%, 10/01/44	10/24 at 100.00	A	$14,905,727
5,130	Indiana Finance Authority, Water Utility Revenue Bonds, Citizens Energy Group Project, First Lien Series 2016A, 5.000%, 10/01/46	10/26 at 100.00	A+	5,691,325
4,320	Indiana Health Facility Financing Authority, Revenue Bonds, Ancilla Systems Inc. Obligated Group, Series 1997, 5.250%, 7/01/22 – NPFG Insured (ETM)	No Opt. Call	N/R (5)	4,328,597
22,380	Indiana Municipal Power Agency Power Supply System Revenue Bonds, Refunding Series 2016A, 5.000%, 1/01/42	7/26 at 100.00	A+	25,209,503
3,000	Indiana Municipal Power Agency, Power Supply System Revenue Bonds, Series 2011A, 5.000%, 1/01/31 (Pre-refunded 7/01/21)	7/21 at 100.00	A+ (5)	3,273,960
	Indianapolis Local Public Improvement Bond Bank, Indiana, Series 1999E:
9,255	0.000%, 2/01/25 – AMBAC Insured	No Opt. Call	AA	7,794,931
9,560	0.000%, 2/01/26 – AMBAC Insured	No Opt. Call	A	7,743,887
	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project Series 2009A:
585	5.500%, 1/01/38 (Pre-refunded 1/01/19) – AGC Insured	1/19 at 100.00	Aa3 (5)	595,074
2,415	5.500%, 1/01/38 – AGC Insured	1/19 at 100.00	A+	2,454,268
5,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Series 2009, 5.500%, 1/01/38 – AGC Insured (UB)	1/19 at 100.00	Aa3	5,082,237
1,580	Zionsville Community Schools Building Corporation, Indiana, First Mortgage Bonds, Series 2005Z, 0.000%, 1/15/28 – AGM Insured	No Opt. Call	A2	1,192,379
154,465	Total Indiana			161,903,907
	Iowa – 2.4% (1.5% of Total Investments)
4,000	Ames, Iowa, Hospital Revenue Bonds, Mary Greeley Medical Center, Series 2011, 5.250%, 6/15/36 (Pre-refunded 6/15/20)	6/20 at 100.00	A2 (5)	4,256,280
	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013:
7,255	5.500%, 12/01/22	12/18 at 100.00	B-	7,315,144
16,130	5.250%, 12/01/25	12/23 at 100.00	B-	17,248,132
2,310	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2016, 5.875%, 12/01/26	12/19 at 104.00	B-	2,427,648
2,690	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2018B, 5.250%, 12/01/50 (Mandatory Put 12/01/22)	12/22 at 105.00	B	2,861,595
	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C:
13,950	5.375%, 6/01/38	10/18 at 100.00	B2	14,100,939
12,830	5.500%, 6/01/42	10/18 at 100.00	B2	12,968,821
5,675	5.625%, 6/01/46	10/18 at 100.00	B	5,740,489
16,100	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B, 5.600%, 6/01/34	10/18 at 100.00	B2	16,267,118

NEA	Nuveen AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments July 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Iowa (continued)
	Xenia Rural Water District, Iowa, Water Revenue Bonds, Refunding Capital Loan Note Series 2016:
$ 4,700	5.000%, 12/01/36	12/26 at 100.00	BBB+	$5,116,796
5,990	5.000%, 12/01/41	12/26 at 100.00	BBB+	6,458,897
91,630	Total Iowa			94,761,859
	Kansas – 0.5% (0.3% of Total Investments)
2,000	Kansas Development Finance Authority, Health Facilities Revenue Bonds, Stormont-Vail Health Care Inc., Series 2013J, 5.000%, 11/15/38	11/22 at 100.00	A2	2,155,500
3,000	Kansas Development Finance Authority, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Series 2012A, 5.000%, 11/15/28	5/22 at 100.00	AA	3,313,800
3,700	Kansas Municipal Energy Agency, Power Project Revenue Bonds, Dogwood Project, Series 2018A, 5.000%, 4/01/38 – BAM Insured	4/26 at 100.00	AA	4,057,050
5,270	Lawrence, Kansas, Hospital Revenue Bonds, Lawrence Memorial Hospital, Series 2018A, 5.000%, 7/01/43	7/28 at 100.00	A	5,871,149
2,305	Overland Park Development Corporation, Kansas, First Tier Revenue Bonds, Overland Park Convention Center, Series 2007A, 5.125%, 1/01/22 – AMBAC Insured	10/18 at 100.00	Ba2	2,308,688
16,275	Total Kansas			17,706,187
	Kentucky – 1.2% (0.8% of Total Investments)
6,010	Kentucky Economic Development Finance Authority, Health System Revenue Bonds, Norton Healthcare Inc., Series 2000B, 0.000%, 10/01/28 – NPFG Insured	No Opt. Call	Baa2	4,202,913
2,000	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Baptist Healthcare System Obligated Group, Series 2011, 5.000%, 8/15/42	8/21 at 100.00	A	2,082,160
1,300	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Owensboro Health, Refunding Series 2017A, 5.000%, 6/01/37	6/27 at 100.00	BB+	1,402,869
4,525	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Owensboro Medical Health System, Series 2010A, 6.500%, 3/01/45 (Pre-refunded 6/01/20)	6/20 at 100.00	Baa3 (5)	4,910,440
	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds, Downtown Crossing Project, Convertible Capital Appreciation Series 2013C:
5,000	0.000%, 7/01/43 (6)	7/31 at 100.00	Baa3	4,702,550
8,610	0.000%, 7/01/46 (6)	7/31 at 100.00	Baa3	8,129,045
	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds, Downtown Crossing Project, Series 2013A:
2,655	5.750%, 7/01/49	7/23 at 100.00	Baa3	2,901,145
430	6.000%, 7/01/53	7/23 at 100.00	Baa3	475,167
4,630	Lexington-Fayette Urban County Government Public Facilities Corporation, Kentucky State Lease Revenue Bonds, Eastern State Hospital Project, Series 2011A, 5.250%, 6/01/31	6/21 at 100.00	A-	5,003,410
	Louisville/Jefferson County Metro Government, Kentucky, Revenue Bonds, Catholic Health Initiatives, Series 2012A:
2,980	5.000%, 12/01/35	6/22 at 100.00	BBB+	3,145,360
9,635	5.000%, 12/01/35 (Pre-refunded 6/01/22)	6/22 at 100.00	N/R (5)	10,721,924
47,775	Total Kentucky			47,676,983

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Louisiana – 3.0% (1.9% of Total Investments)
$ 7,715	Ascension Parish Industrial development Board, Louisiana, Revenue Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.000%, 7/01/36	7/23 at 100.00	N/R	$8,300,646
4,000	Board of Commissioners of the Port of New Orleans, Louisiana, Port Facility Revenue Bonds, Refunding Series 2018A, 5.000%, 4/01/48 – AGM Insured	4/28 at 100.00	A2	4,498,640
670	Jefferson Parish Hospital District1, Louisiana, Hospital Revenue Bonds, West Jefferson Medical Center, Refunding Series 2011A, 6.000%, 1/01/39 (Pre-refunded 1/01/21) – AGM Insured	1/21 at 100.00	A2 (5)	735,332
1,870	Jefferson Sales Tax District, Jefferson Parish, Louisiana, Special Sales Tax Revenue Bonds, Series 2017B, 5.000%, 12/01/42 – AGM Insured	12/27 at 100.00	A2	2,129,874
5,000	Lafayette Public Trust Financing Authority, Louisiana, Revenue Bonds, Ragin' Cajun Facilities Inc. Housing & Parking Project, Series 2010, 5.500%, 10/01/41 (Pre-refunded 10/01/20) – AGM Insured	10/20 at 100.00	AA (5)	5,403,000
1,695	Louisiana Public Facilities Authority, Lease Revenue Bonds, Provident Group-Flagship Properties LLC - Louisiana State University Nicolson Gateway Project, Series 2016A, 5.000%, 7/01/46	7/26 at 100.00	A3	1,863,229
	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Refunding Series 2016:
20	4.000%, 5/15/35 (Pre-refunded 5/15/26)	5/26 at 100.00	N/R (5)	22,229
2,345	4.000%, 5/15/36	5/26 at 100.00	A3	2,373,093
20	5.000%, 5/15/47 (Pre-refunded 5/15/26)	5/26 at 100.00	N/R (5)	23,641
1,980	5.000%, 5/15/47	5/26 at 100.00	A3	2,170,892
	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Refunding Series 2017:
20,210	5.000%, 5/15/42	5/27 at 100.00	A3	22,372,066
6,000	5.000%, 5/15/46	5/27 at 100.00	A3	6,622,860
5,750	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2011, 6.750%, 5/15/41 (Pre-refunded 5/15/21)	5/21 at 100.00	A3 (5)	6,496,350
3,500	Louisiana Public Facilities Authority, Revenue Bonds, Tulane University, Refunding Series 2017A, 4.000%, 12/15/50	12/27 at 100.00	A	3,524,395
13,590	Louisiana Stadium and Exposition District, Revenue Refunding Bonds, Senior Lien Series 2013A, 5.000%, 7/01/36	7/23 at 100.00	A2	15,078,513
1,015	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Refunding Second Lien Series 2017C, 5.000%, 5/01/45	11/27 at 100.00	Aa3	1,148,046
5,000	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Second Lien Series 2010B, 5.000%, 5/01/45 (Pre-refunded 5/01/20)	5/20 at 100.00	Aa3 (5)	5,292,550
12,000	New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds, North Terminal Project, Series 2015A, 5.000%, 1/01/45	1/25 at 100.00	A-	13,184,760
5,000	New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds, North Terminal Project, Series 2017A, 5.000%, 1/01/48	1/27 at 100.00	A-	5,600,400
6,280	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Refunding Series 2014, 5.000%, 6/01/44	6/24 at 100.00	A-	6,890,667
1,355	Shreveport, Louisiana, Water and Sewer Revenue Bonds, Refunding Series 2015, 5.000%, 12/01/40	12/25 at 100.00	A-	1,507,573
105,015	Total Louisiana			115,238,756

NEA	Nuveen AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments July 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Maine – 0.6% (0.4% of Total Investments)
$ 7,000	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical Center Obligated Group Issue, Series 2013, 5.000%, 7/01/43	7/23 at 100.00	Ba1	$7,264,950
6,300	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical Center Obligated Group Issue, Series 2016A, 5.000%, 7/01/41	7/26 at 100.00	Ba1	6,627,474
6,375	Maine Health and Higher Educational Facilities Authority Revenue Bonds, MaineHealth Issue, Series 2018A, 5.000%, 7/01/43	7/28 at 100.00	A+	7,153,005
1,050	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Maine General Medical Center, Series 2011, 6.750%, 7/01/41	7/21 at 100.00	Ba3	1,131,931
20,725	Total Maine			22,177,360
	Maryland – 1.3% (0.8% of Total Investments)
	Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding Series 2017:
3,260	5.000%, 9/01/35	9/27 at 100.00	BBB-	3,634,802
2,650	5.000%, 9/01/42	9/27 at 100.00	BBB-	2,915,715
8,610	Baltimore, Maryland, Revenue Bonds, Water Projects, Subordinate Series 2017A, 5.000%, 7/01/41	1/27 at 100.00	A1	9,779,066
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical Cente, Series 2011, 6.250%, 7/01/31	7/21 at 100.00	BBB	1,092,640
3,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System Issue, Series 2013A, 5.000%, 7/01/43	7/22 at 100.00	A-	3,776,745
4,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System Issue, Taxable Series 2017D, 4.000%, 7/01/48	1/28 at 100.00	A-	4,056,360
17,000	Maryland Stadium Authority, Lease Revenue Bonds, Baltimore City Public Schools Construction & Revitalization Program, Series 2018A, 5.000%, 5/01/47	5/28 at 100.00	AA-	19,436,950
2,000	Montgomery County, Maryland, Revenue Bonds, Trinity Health Credit Group, Series 2015, 5.000%, 12/01/44	6/25 at 100.00	AA-	2,227,020
1,150	Rockville Mayor and Council, Maryland, Economic Development Revenue Bonds, Ingleside King Farm Project, Series 2017A-1, 5.000%, 11/01/37	11/24 at 103.00	BB	1,249,935
2,100	Rockville Mayor and Council, Maryland, Economic Development Revenue Bonds, Series 2017B, 5.000%, 11/01/42	11/24 at 103.00	BB	2,276,358
45,270	Total Maryland			50,445,591
	Massachusetts – 2.7% (1.7% of Total Investments)
5,500	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds, Commonwealth Contract Assistance Secured, Refunding Series 2010B, 5.000%, 1/01/35	1/20 at 100.00	AA	5,728,030
14,375	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds, Refunding Senior Lien Series 2010B, 5.000%, 1/01/37	1/20 at 100.00	A3	14,946,406
1,250	Massachusetts Development Finance Agency, Hospital Revenue Bonds, Cape Cod Healthcare Obligated Group, Series 2013, 5.250%, 11/15/41	11/23 at 100.00	A+	1,370,462
1,430	Massachusetts Development Finance Agency, Resource Recovery Revenue Refunding Bonds, Covanta Energy Project, Series 2012B, 4.875%, 11/01/42	9/18 at 100.00	BB-	1,430,472
930	Massachusetts Development Finance Agency, Revenue Bonds, Boston Medical Center Issue, Green Bonds, Series 2015D, 5.000%, 7/01/44	7/25 at 100.00	BBB	1,006,669
12,370	Massachusetts Development Finance Agency, Revenue Bonds, Boston University, Series 2016BB-1, 5.000%, 10/01/46	10/26 at 100.00	A+	13,986,512

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Massachusetts (continued)
$ 1,100	Massachusetts Development Finance Agency, Revenue Bonds, Dana-Farber Cancer Institute Issue, Series 2016N, 5.000%, 12/01/46	12/26 at 100.00	A	$1,236,037
	Massachusetts Development Finance Agency, Revenue Bonds, Emerson College, Series 2015:
2,070	4.500%, 1/01/45	1/25 at 100.00	Baa2	2,127,981
8,800	5.000%, 1/01/45	1/25 at 100.00	Baa2	9,447,592
2,700	Massachusetts Development Finance Agency, Revenue Bonds, Olin College, Series 2013E, 5.000%, 11/01/43	11/23 at 100.00	A2	2,960,253
4,000	Massachusetts Development Finance Agency, Revenue Bonds, Partners HealthCare System Issue, Series 2017S-1, 4.000%, 7/01/35	1/28 at 100.00	AA-	4,142,880
	Massachusetts Development Finance Agency, Revenue Bonds, Western New England University, Series 2015:
1,380	5.000%, 9/01/40	9/25 at 100.00	BBB	1,484,576
1,545	5.000%, 9/01/45	9/25 at 100.00	BBB	1,657,121
3,000	Massachusetts Development Finance Authority, Revenue Bonds, WGBH Educational Foundation, Series 2002A, 5.750%, 1/01/42 – AMBAC Insured	No Opt. Call	AA-	3,983,040
4,500	Massachusetts Health and Education Facilities Authority, Revenue Bonds, Partners HealthCare System, Series 2010J-1, 5.000%, 7/01/39 (Pre-refunded 7/01/19)	7/19 at 100.00	AA- (5)	4,643,640
3,335	Massachusetts Health and Education Facilities Authority, Revenue Bonds, Partners HealthCare System, Tender Option Bond Trust 2015-XF0047, 11.569%, 7/01/34 (Pre-refunded 7/01/19), 144A (IF)	7/19 at 100.00	AA- (5)	3,654,326
1,800	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Massachusetts Eye and Ear Infirmary, Series 2010C, 5.375%, 7/01/35 (Pre-refunded 7/01/20)	7/20 at 100.00	N/R (5)	1,923,318
900	Massachusetts Port Authority, Special Facilities Revenue Bonds, ConRac Project, Series 2011A, 5.125%, 7/01/41	7/21 at 100.00	A3	963,090
6,840	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Senior Series 2013A, 5.000%, 5/15/43	5/23 at 100.00	Aa2	7,564,288
7,500	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Tender Option Bond Trust 2016-XF2223, 8.496%, 8/15/24, 144A (IF)	8/22 at 100.00	Aa2	9,242,625
8,050	Metropolitan Boston Transit Parking Corporation, Massachusetts, Systemwide Parking Revenue Bonds, Senior Lien Series 2011, 5.000%, 7/01/41	7/21 at 100.00	A+	8,616,720
500	Springfield Water and Sewer Commission, Massachusetts, General Revenue Bonds, Refunding Series 2010B, 5.000%, 11/15/30 (Pre-refunded 11/15/20) – AGC Insured	11/20 at 100.00	A3 (5)	537,415
93,875	Total Massachusetts			102,653,453
	Michigan – 5.0% (3.1% of Total Investments)
5,335	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds, Refunding Senior Lien Series 2012A, 5.250%, 7/01/39	7/22 at 100.00	A-	5,801,759
2,830	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2001B, 5.500%, 7/01/29 – FGIC Insured	No Opt. Call	BBB+	3,294,969
10,000	Detroit, Michigan, Water Supply System Revenue Bonds, Senior Lien Series 2011A, 5.250%, 7/01/41	7/21 at 100.00	A-	10,756,300

NEA	Nuveen AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments July 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Michigan (continued)
	Grand Rapids and Kent County Joint Building Authority, Michigan, Limited Tax General Obligation Bonds, Devos Place Project, Series 2001:
$ 7,660	0.000%, 12/01/21	No Opt. Call	AAA	$7,159,343
7,955	0.000%, 12/01/22	No Opt. Call	AAA	7,245,175
8,260	0.000%, 12/01/23	No Opt. Call	AAA	7,315,882
8,575	0.000%, 12/01/24	No Opt. Call	AAA	7,363,781
10,000	Great Lakes Water Authority, Michigan, Water Supply Revenue Bonds, Refunding Senior Lien Series 2016C, 5.000%, 7/01/35	7/26 at 100.00	A-	11,406,900
27,960	Great Lakes Water Authority, Michigan, Water Supply Revenue Bonds, Senior Lien Series 2016A, 5.000%, 7/01/46	7/26 at 100.00	A-	31,101,865
	Kalamazoo Hospital Finance Authority, Michigan, Hospital Revenue Refunding Bonds, Bronson Methodist Hospital, Remarketed Series 2006:
895	5.250%, 5/15/36 – AGM Insured	5/20 at 100.00	A2	938,014
1,105	5.250%, 5/15/36 (Pre-refunded 5/15/20) – AGM Insured	5/20 at 100.00	A2 (5)	1,172,891
405	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water & Sewerage Department Water Supply System Local Project, Refunding Senior Loan Series 2014D-1, 5.000%, 7/01/37 – AGM Insured	7/24 at 100.00	A2	446,047
1,300	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water & Sewerage Department Water Supply System Local Project, Series 2014C-1, 5.000%, 7/01/44	7/22 at 100.00	A	1,399,294
12,520	Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2017A, 4.000%, 12/01/36	12/27 at 100.00	AA-	12,923,394
	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2011MI:
35	5.000%, 12/01/39 (Pre-refunded 12/01/21)	12/21 at 100.00	N/R (5)	38,497
9,965	5.000%, 12/01/39	12/21 at 100.00	AA-	10,856,070
3,000	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2015, 5.000%, 12/01/31	6/22 at 100.00	AA-	3,286,050
9,000	Michigan Hospital Finance Authority, Revenue Bonds, Ascension Health Senior Credit Group, Refunding and Project Series 2010F-6, 4.000%, 11/15/47	11/26 at 100.00	AA+	9,164,970
1,315	Michigan Public Power Agency, AFEC Project Revenue Bonds, Series 2012A, 5.000%, 1/01/43	1/22 at 100.00	BBB	1,380,934
	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2015-I:
17,000	5.000%, 4/15/31	10/25 at 100.00	AA-	19,471,290
1,615	5.000%, 4/15/38	10/25 at 100.00	AA-	1,814,969
11,345	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System, Refunding Series 2009, 5.750%, 11/15/39 (Pre-refunded 11/15/19)	11/19 at 100.00	N/R (5)	11,940,159
2,000	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series 2009C, 5.000%, 12/01/48	6/22 at 100.00	AA-	2,144,400
4,575	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2008A, 6.875%, 6/01/42	9/18 at 100.00	B2	4,585,477
5,780	Oakland University, Michigan, General Revenue Bonds, Series 2012, 5.000%, 3/01/42	3/22 at 100.00	A1	6,240,955

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Michigan (continued)
$ 2,500	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital Obligated Group, Refunding Series 2009W, 6.375%, 8/01/29 (Pre-refunded 8/01/19)	8/19 at 100.00	A1 (5)	$2,616,875
2,300	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital, Refunding Series 2009V, 8.250%, 9/01/39 (Pre-refunded 9/01/18)	9/18 at 100.00	Aaa (5)	2,312,857
2,200	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne County Airport, Series 2015D, 5.000%, 12/01/45	12/25 at 100.00	A	2,452,274
5,000	Wayne State University, Michigan, General Revenue Bonds, Series 2018A, 5.000%, 11/15/43	11/28 at 100.00	A+	5,675,300
182,430	Total Michigan			192,306,691
	Minnesota – 1.5% (0.9% of Total Investments)
285	Baytown Township, Minnesota Charter School Lease Revenue Bonds, Saint Croix Preparatory Academy, Refunding Series 2016A, 4.000%, 8/01/36	8/26 at 100.00	BB+	274,361
4,005	City of Milaca, Minnesota Refunding Revenue Bonds, Grandview Christian Home Project, Series 2016, 5.000%, 10/01/41	10/24 at 102.00	N/R	4,170,887
	Dakota County Community Development Agency, Minnesota, Senior Housing Revenue Bonds, Walker Highview Hills LLC Project, Refunding Series 2016A:
2,130	3.500%, 8/01/25	8/22 at 100.00	N/R	2,075,706
1,000	5.000%, 8/01/46	8/22 at 100.00	N/R	1,010,820
11,010	Independent School District 621, Mounds View, Minnesota, General Obligation Bonds, School Building Series 2018A, 4.000%, 2/01/42	2/27 at 100.00	AAA	11,436,197
5,600	Itasca County Independent School District 318, Minnesota, General Obligation Bonds, Series 2018A, 4.000%, 2/01/37	2/27 at 100.00	AAA	5,846,176
	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Senior Lien Series 2016C:
3,500	5.000%, 1/01/41	1/27 at 100.00	AA-	4,003,020
5,000	5.000%, 1/01/46	1/27 at 100.00	AA-	5,698,700
	Rochester, Minnesota, Electric Utility Revenue Bonds, Refunding Series 2017A:
1,000	5.000%, 12/01/42	12/26 at 100.00	Aa3	1,139,300
1,355	5.000%, 12/01/47	12/26 at 100.00	Aa3	1,538,426
4,230	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Nova Classical Academy, Series 2016A, 4.125%, 9/01/47	9/24 at 102.00	BBB-	4,148,995
3,000	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Facility Revenue Bonds, HealthPartners Obligated Group, Refunding Series 2015A, 5.000%, 7/01/30	7/25 at 100.00	A2	3,412,170
595	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue Bonds, Fairview Health Services, Series 2017A, 4.000%, 11/15/35	11/27 at 100.00	A2	616,474
850	Sartell, Minnesota, Health Care Facilities Revenue Bonds, Country Manor Campus LLC Project, Refunding Series 2017, 5.000%, 9/01/42	9/27 at 100.00	N/R	928,370

NEA	Nuveen AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments July 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Minnesota (continued)
	St. Paul Housing and Redevelopment Authority, Minnesota, Hospital Revenue Bonds, HealthEast Inc., Series 2015A:
$ 550	5.250%, 11/15/35 (Pre-refunded 11/15/20)	11/20 at 100.00	A+ (5)	$591,652
3,595	5.000%, 11/15/40 (Pre-refunded 11/15/25)	11/25 at 100.00	A+ (5)	4,232,034
5,315	5.000%, 11/15/44 (Pre-refunded 11/15/25)	11/25 at 100.00	A+ (5)	6,256,818
53,020	Total Minnesota			57,380,106
	Mississippi – 0.6% (0.4% of Total Investments)
13,390	Medical Center Educational Building Corporation, Mississippi, Revenue Bonds, University of Mississippi Medical Center New Facilities & Refinancing Project, Series 2017A, 4.000%, 6/01/47	6/27 at 100.00	Aa2	13,548,538
9,705	Mississippi Business Finance Corporation, Pollution Control Revenue Refunding Bonds, System Energy Resources Inc. Project, Series 1998, 5.875%, 4/01/22	10/18 at 100.00	Baa3	9,726,739
23,095	Total Mississippi			23,275,277
	Missouri – 3.5% (2.2% of Total Investments)
2,585	Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Mass Transit Sales Tax Appropriation Bonds, Refunding Combined Lien Series 2013A, 5.000%, 10/01/44	10/22 at 100.00	Aa2	2,854,047
	Boone County, Missouri, Hospital Revenue Bonds, Boone Hospital Center, Refunding Series 2016:
2,470	4.000%, 8/01/33	8/26 at 100.00	Baa2	2,412,745
4,590	5.000%, 8/01/35	8/26 at 100.00	Baa2	4,856,404
640	4.000%, 8/01/38	8/26 at 100.00	Baa2	607,821
	Hannibal Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Hannibal Regional Healthcare System, Series 2017:
2,860	5.000%, 10/01/42	10/27 at 100.00	BBB+	3,139,594
1,000	5.000%, 10/01/47	10/27 at 100.00	BBB+	1,092,890
	Kansas City Municipal Assistance Corporation, Missouri, Leasehold Revenue Bonds, Series 2004B-1:
8,150	0.000%, 4/15/27 – AMBAC Insured	No Opt. Call	A1	6,135,075
5,000	0.000%, 4/15/31 – AMBAC Insured	No Opt. Call	A1	3,213,750
	Kansas City, Missouri, Sanitary Sewer System Revenue Bonds, Improvement Series 2018A:
2,475	4.000%, 1/01/38	1/28 at 100.00	AA	2,603,923
4,470	4.000%, 1/01/42	1/28 at 100.00	AA	4,666,099
500	Kansas City, Missouri, Water Revenue Bonds, Series 2017A, 3.250%, 12/01/34	12/26 at 100.00	Aa2	499,355
315	Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, Branson Landing Project, Series 2005A, 6.000%, 6/01/20	No Opt. Call	A3	328,126
1,350	Missouri Health and Education Facilities Authority, Health Facilities Revenue Bonds, Saint Luke's Health System, Inc., Series 2016, 5.000%, 11/15/35	5/26 at 100.00	A+	1,507,370
1,400	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Kansas City University of Medicine and Biosciences, Series 2017A, 5.000%, 6/01/42	6/27 at 100.00	A1	1,560,524
11,985	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Saint Louis College of Pharmacy, Series 2013, 5.500%, 5/01/43	5/23 at 100.00	BBB	12,850,916

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Missouri (continued)
$ 8,665	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, BJC Health System, Series 2015A, 4.000%, 1/01/45	1/25 at 100.00	AA	$8,841,766
1,500	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, BJC Health System, Variable Rate Demand Obligation Series 2013C, 4.000%, 1/01/50 (Mandatory Put 1/01/46)	7/26 at 100.00	AA	1,527,495
14,000	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, BJC Health System, Variable Rate Demand Obligation Series 2017D, 5.000%, 1/01/58 (UB) (4)	1/28 at 100.00	AA	14,219,520
17,300	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, CoxHealth, Series 2013A, 5.000%, 11/15/48	11/23 at 100.00	A2	18,455,467
2,220	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Mercy Health, Series 2017C, 5.000%, 11/15/42	11/27 at 100.00	AA-	2,495,058
3,000	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, SSM Health Care, Series 2014A, 4.000%, 6/01/33	6/24 at 100.00	A+	3,065,670
9,750	Missouri Health and Educational Facilities Authority, Revenue Bonds, Children's Mercy Hospital, Series 2017A, 4.000%, 5/15/48	5/25 at 102.00	A+	9,850,425
4,155	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services Projects, Series 2014A, 5.000%, 2/01/35	2/24 at 100.00	BBB	4,453,495
	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services Projects, Series 2016A:
1,900	5.000%, 2/01/36	2/26 at 100.00	BBB	2,064,312
2,550	5.000%, 2/01/46	2/26 at 100.00	BBB	2,749,741
4,685	Missouri Health and Educational Facilities Authority, Revenue Bonds, Saint Louis University, Series 2017A, 5.000%, 10/01/42	4/27 at 100.00	A1	5,261,958
7,085	Missouri Joint Municipal Electric Utility Commission, Prairie State Power Project Revenue Bonds, Refunding Series 2016A, 5.000%, 12/01/34	6/26 at 100.00	A2	8,019,511
	Saint Charles County Public Water Supply District 2, Missouri, Certificates of Participation, Refudning Series 2016C:
1,675	4.000%, 12/01/31	12/25 at 100.00	AA+	1,766,371
2,535	5.000%, 12/01/32	12/25 at 100.00	AA+	2,902,195
220	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village of Sunset Hills, Series 2013A, 5.875%, 9/01/43	9/23 at 100.00	BBB+	248,488
131,030	Total Missouri			134,250,111
	Montana – 0.2% (0.1% of Total Investments)
1,475	Kalispell, Montana, Housing and Healthcare Facilities Revenue Bonds, Immanuel Lutheran Corporation, Series 2017A, 5.250%, 5/15/47	5/25 at 102.00	N/R	1,543,543
3,310	Montana Facilities Finance Authority, Montana, Health Facilities Reveue Bonds, Bozeman Deaconess Health Services Obligated Group, Series 2018, 5.000%, 6/01/48	6/28 at 100.00	A	3,699,356
2,580	Montana Facility Finance Authority, Hospital Revenue Bonds, Benefis Health System Obligated Group, Refunding Series 2016, 5.000%, 2/15/41	2/27 at 100.00	A	2,847,391
7,365	Total Montana			8,090,290
	Nebraska – 1.1% (0.7% of Total Investments)
2,620	Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds, Series 2012, 5.000%, 9/01/42	9/22 at 100.00	A	2,867,223

NEA	Nuveen AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments July 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Nebraska (continued)
$ 3,000	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Bonds, Children's Hospital Obligated Group, Series 2017, 5.000%, 11/15/47	5/27 at 100.00	A1	$3,330,510
	Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue Bonds, Nebraska Methodist Health System, Refunding Series 2015:
700	5.000%, 11/01/45	11/25 at 100.00	A-	763,385
1,400	5.000%, 11/01/48	11/25 at 100.00	A-	1,521,184
2,280	Lincoln County Hospital Authority 1, Nebraska, Hospital Revenue and Refunding Bonds, Great Plains Regional Medical Center Project, Series 2012, 5.000%, 11/01/42	11/21 at 100.00	A-	2,414,178
4,000	Lincoln, Nebraska, Electric System Revenue Bonds, Refunding Series 2012, 5.000%, 9/01/37	9/22 at 100.00	AA	4,419,920
	Madison County Hospital Authority 1, Nebraska, Hospital Revenue Bonds, Faith Regional Health Services Project, Refunding Series 2017A:
2,150	5.000%, 7/01/29	7/27 at 100.00	BBB	2,386,371
2,000	5.000%, 7/01/30	7/27 at 100.00	BBB	2,211,820
	Madison County Hospital Authority 1, Nebraska, Hospital Revenue Bonds, Faith Regional Health Services Project, Series 2018:
1,000	5.000%, 7/01/32	7/25 at 100.00	BBB	1,078,000
820	5.000%, 7/01/33	7/25 at 100.00	BBB	881,894
2,000	5.000%, 7/01/34	7/25 at 100.00	BBB	2,145,920
5,110	Municipal Energy Agency of Nebraska, Power Supply System Revenue Bonds, Refunding Series 2016A, 5.000%, 4/01/38	10/26 at 100.00	A	5,754,320
10,000	Omaha Public Power District, Nebraska, Electric System Revenue Bonds, Series 2012A, 5.000%, 2/01/42 (Pre-refunded 2/01/22)	2/22 at 100.00	AA (5)	11,051,300
37,080	Total Nebraska			40,826,025
	Nevada – 5.6% (3.6% of Total Investments)
6,030	Carson City, Nevada, Hospital Revenue Bonds, Carson Tahoe Regional Healthcare Project, Series 2017A, 5.000%, 9/01/47	9/27 at 100.00	BBB+	6,590,790
2,000	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2009C, 5.000%, 7/01/26 – AGM Insured	7/19 at 100.00	Aa3	2,061,980
27,000	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2010B, 5.750%, 7/01/42	1/20 at 100.00	A+	28,563,840
	Clark County, Nevada, General Obligation Bonds, Limited Tax Bond Bank Additionally Secured by Pledged Revenues, Refunding Series 2009:
3,520	5.000%, 6/01/27	6/19 at 100.00	AA+	3,613,843
3,695	5.000%, 6/01/28	6/19 at 100.00	AA+	3,792,881
3,880	5.000%, 6/01/29	6/19 at 100.00	AA+	3,980,841
17,525	Clark County, Nevada, General Obligation Bonds, Stadium Improvement, Limited Tax Additionally Secured by Pledged Revenues, Series 2018A, 5.000%, 5/01/48	6/28 at 100.00	AA+	20,103,278
	Clark County, Nevada, General Obligation Bonds, Transportation, Refunding Series 2010B:
4,915	5.000%, 7/01/25	1/20 at 100.00	AA+	5,134,209
4,160	5.000%, 7/01/26	1/20 at 100.00	AA+	4,344,954

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Nevada (continued)
	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran International Airport, Series 2010A:
$ 12,265	5.250%, 7/01/39 – AGM Insured	1/20 at 100.00	Aa3	$12,863,532
35,860	5.250%, 7/01/42	1/20 at 100.00	A+	37,594,548
365	Director of the State of Nevada Department of Business and Industry, Charter School Lease Revenue Bonds, Somerset Academy, Series 2018A, 5.000%, 12/15/38	12/25 at 100.00	BB	376,319
	Henderson, Nevada, Limited Obligation Bonds, Local Improvement District T-18 Inspirada, Refunding Series 2016:
2,300	4.000%, 9/01/26	No Opt. Call	N/R	2,386,848
1,525	4.000%, 9/01/27	9/26 at 100.00	N/R	1,563,094
2,660	4.000%, 9/01/29	9/26 at 100.00	N/R	2,681,892
2,920	4.000%, 9/01/30	9/26 at 100.00	N/R	2,925,928
10,000	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Refunding Series 2011C, 5.000%, 6/01/38	6/21 at 100.00	AA+	10,761,200
	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Refunding Series 2015:
5,000	5.000%, 6/01/32	12/24 at 100.00	AA+	5,702,350
10,000	5.000%, 6/01/33	12/24 at 100.00	AA+	11,386,000
7,170	5.000%, 6/01/39	12/24 at 100.00	AA+	8,092,277
11,915	5.000%, 6/01/39 (UB)	12/24 at 100.00	AA+	13,447,626
	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Tender Option Bond Trust 2015-XF0233:
1,000	15.155%, 12/01/22 (IF),144A	No Opt. Call	AA+	1,514,540
3,995	15.245%, 12/01/22 (IF),144A	No Opt. Call	AA+	6,049,309
1,250	15.253%, 6/01/39 (IF),144A	12/24 at 100.00	AA+	1,893,175
1,250	15.253%, 6/01/39 (IF),144A	12/24 at 100.00	AA+	1,893,175
2,500	15.253%, 6/01/39 (IF),144A	12/24 at 100.00	AA+	3,786,350
4,100	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Water Series 2012B, 5.000%, 6/01/42	6/22 at 100.00	AA+	4,465,802
3,760	Reno, Nevada, Capital Improvement Revenue Bonds, Series 2005B, 0.000%, 6/01/37 – FGIC Insured	6/24 at 49.90	Baa2	1,468,054
8,540	Washoe County, Nevada, General Obligation Bonds, Reno-Sparks Convention & Visitors Authority, Refunding Series 2011, 5.000%, 7/01/32	7/21 at 100.00	AA	9,251,467
201,100	Total Nevada			218,290,102
	New Hampshire – 0.3% (0.2% of Total Investments)
8,000	New Hampshire Business Finance Authority, Revenue Bonds, Elliot Hospital Obligated Group Issue, Series 2009A, 6.125%, 10/01/39 (Pre-refunded 10/01/19)	10/19 at 100.00	BBB (5)	8,426,080
1,500	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Concord Hospital, Series 2017, 5.000%, 10/01/47	10/27 at 100.00	A2	1,655,220

NEA	Nuveen AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments July 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Hampshire (continued)
	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Dartmouth-Hitchcock Obligated Group, Series 2018A:
$ 1,115	5.000%, 8/01/36	2/28 at 100.00	A	$1,249,146
1,435	5.000%, 8/01/37	2/28 at 100.00	A	1,601,503
12,050	Total New Hampshire			12,931,949
	New Jersey – 6.4% (4.0% of Total Investments)
20,890	New Jersey Economic Development Authority, School Facilities Construction Bonds, Refunding Series 2016BBB, 5.500%, 6/15/30	12/26 at 100.00	BBB+	23,913,827
	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2014UU:
5,515	5.000%, 6/15/30	6/24 at 100.00	BBB+	5,968,498
5,000	5.000%, 6/15/40	6/24 at 100.00	BBB+	5,293,900
1,005	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2017DDD, 5.000%, 6/15/42	6/27 at 100.00	BBB+	1,086,395
6,975	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Refunding Series 2011GG, 5.000%, 9/01/24	3/21 at 100.00	BBB+	7,354,300
10,600	New Jersey Economic Development Authority, Sublease Revenue Bonds, New Jersey Transit Corporation Projects, Refunding Series 2017B, 5.000%, 11/01/25	No Opt. Call	BBB+	11,875,922
6,030	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Refunding Series 2017, 5.000%, 6/01/37 – AGM Insured	6/27 at 100.00	A2	6,702,043
2,020	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Series 2007, 5.750%, 7/01/37	10/18 at 100.00	BB+	2,025,030
2,500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hackensack Meridian Health Obligated Group, Refunding Series 2017A, 5.000%, 7/01/37	7/27 at 100.00	AA-	2,848,600
720	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Robert Wood Johnson University Hospital, Series 2013A, 5.500%, 7/01/43	7/23 at 100.00	A+	807,948
10,970	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, RWJ Barnabas Health Obligated Group, Refunding Series 2016A, 5.000%, 7/01/43	7/26 at 100.00	A+	12,267,422
695	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, University Hospital Issue, Refunding Series 2015A, 5.000%, 7/01/46 – AGM Insured	7/25 at 100.00	BB-	762,985
	New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Revenue Notes, Series 2016A-1:
3,050	5.000%, 6/15/28	6/26 at 100.00	Baa1	3,417,891
7,795	5.000%, 6/15/29	6/26 at 100.00	Baa1	8,700,779
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital Appreciation Series 2010A:
5,000	0.000%, 12/15/26	No Opt. Call	BBB+	3,630,800
16,495	0.000%, 12/15/33	No Opt. Call	BBB+	8,386,388

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series 2006C:
$ 1,815	0.000%, 12/15/26 – AMBAC Insured	No Opt. Call	AA+	$1,416,971
10,000	0.000%, 12/15/30 – FGIC Insured	No Opt. Call	A-	6,045,700
38,000	0.000%, 12/15/33 – AGM Insured	No Opt. Call	A-	20,426,140
45,000	0.000%, 12/15/35 – AMBAC Insured	No Opt. Call	BBB+	20,986,650
10,000	0.000%, 12/15/36 – AMBAC Insured	No Opt. Call	BBB+	4,399,700
4,500	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2001C, 5.500%, 12/15/18 – AGM Insured	No Opt. Call	A-	4,564,080
10,500	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2007A, 5.000%, 12/15/34 – AMBAC Insured	10/18 at 100.00	A2	10,522,995
5,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2010D, 5.000%, 12/15/23	No Opt. Call	BBB+	5,521,050
2,310	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2011B, 5.500%, 6/15/31	6/21 at 100.00	BBB+	2,445,343
1,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2012A, 5.000%, 6/15/42	6/22 at 100.00	A-	1,039,840
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2013AA:
5,500	5.000%, 6/15/29	6/23 at 100.00	A-	5,884,010
7,500	5.500%, 6/15/39	6/23 at 100.00	BBB+	8,058,150
14,000	New Jersey Turnpike Authority, Revenue Bonds, Refunding Series 2005D-1, 5.250%, 1/01/26 – AGM Insured	No Opt. Call	A2	16,584,680
	New Jersey Turnpike Authority, Revenue Bonds, Series 2009H:
1,750	5.000%, 1/01/36 (Pre-refunded 1/01/19)	1/19 at 100.00	N/R (5)	1,776,548
3,250	5.000%, 1/01/36 (Pre-refunded 1/01/19)	1/19 at 100.00	A (5)	3,299,303
1,250	New Jersey Turnpike Authority, Revenue Bonds, Series 2017B, 4.000%, 1/01/35	1/28 at 100.00	A2	1,321,325
1,315	New Jersey Turnpike Authority, Revenue Bonds, Tender Option Bond Trust 2016-XF1057, 14.129%, 1/01/43, 144A (IF) (4)	7/22 at 100.00	A2	1,872,376
1,500	New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series 2017G, 4.000%, 1/01/33	1/28 at 100.00	A2	1,595,580
3,000	Rahway Valley Sewerage Authority, New Jersey, Sewer Revenue Bonds, Series 2005A, 0.000%, 9/01/25 – NPFG Insured	No Opt. Call	Aa2	2,462,160
	Rutgers State University, New Jersey, Revenue Bonds, Refunding Series 2013L:
2,000	5.000%, 5/01/38	5/23 at 100.00	A+	2,221,480
910	5.000%, 5/01/43	5/23 at 100.00	A+	1,009,481
15,235	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018A, 5.000%, 6/01/46	6/28 at 100.00	BBB+	16,774,801
2,615	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46	6/28 at 100.00	BBB	2,808,092
293,210	Total New Jersey			248,079,183
	New Mexico – 0.1% (0.0% of Total Investments)
2,725	Rio Rancho, New Mexico, Water and Wastewater System Revenue Bonds, Refunding Series 2009, 5.000%, 5/15/21 – AGM Insured	5/19 at 100.00	A2	2,798,112

NEA	Nuveen AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments July 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York – 6.3% (4.0% of Total Investments)
$ 7,000	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009, 0.000%, 7/15/45	No Opt. Call	BBB-	$2,271,290
3,000	Dormitory Authority of the State of New York, Revenue Bonds, Columbia University, Series 2011A, 5.000%, 10/01/41	4/21 at 100.00	AAA	3,219,330
7,435	Dormitory Authority of the State of New York, Revenue Bonds, New School University, Series 2010, 5.500%, 7/01/43 (Pre-refunded 7/01/20) – AGM Insured	7/20 at 100.00	A2 (5)	7,970,543
12,830	Dormitory Authority of the State of New York, Revenue Bonds, New School University, Series 2015A, 5.000%, 7/01/50	7/25 at 100.00	A-	14,118,132
3,200	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2012A, 5.000%, 7/01/42	7/22 at 100.00	AA-	3,506,464
4,000	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2013A, 5.000%, 7/01/43	7/23 at 100.00	AA-	4,442,040
1,000	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical Center Obligated Group, Series 2017, 5.000%, 12/01/33	6/27 at 100.00	BBB-	1,113,860
14,075	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2015B Group C, 5.000%, 2/15/36	2/25 at 100.00	Aa1	15,823,256
	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series 2011A:
445	5.250%, 2/15/47 (Pre-refunded 2/15/21)	2/21 at 100.00	Aa3 (5)	484,280
9,670	5.250%, 2/15/47	2/21 at 100.00	AA-	10,386,063
1,295	5.750%, 2/15/47	2/21 at 100.00	AA-	1,409,789
2,105	5.750%, 2/15/47 (Pre-refunded 2/15/21)	2/21 at 100.00	Aa3 (5)	2,316,826
10,000	Liberty Development Corporation, New York, Goldman Sachs Headquarter Revenue Bonds, Series 2005, 5.250%, 10/01/35	No Opt. Call	A	12,316,400
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2014A:
1,045	4.000%, 9/01/39 – AGM Insured	9/24 at 100.00	A-	1,076,841
780	5.000%, 9/01/44	9/24 at 100.00	A-	866,104
5,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2017, 5.000%, 9/01/47	9/27 at 100.00	A-	5,649,550
7,240	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2011A, 5.000%, 5/01/38 (Pre-refunded 5/01/21)	5/21 at 100.00	A- (5)	7,876,396
15,100	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2012A, 5.000%, 9/01/42	9/22 at 100.00	A-	16,512,454
3,500	Monroe County Industrial Development Corporation, New York, FHA Insured Mortgage Revenue Bonds, Unity Hospital of Rochestor Project, Series 2010, 5.750%, 8/15/30	2/21 at 100.00	AA	3,850,385
1,000	Monroe County Industrial Development Corporation, New York, Revenue Bonds, University of Rochester Project, Series 2013A, 5.000%, 7/01/43 (Pre-refunded 7/01/23)	7/23 at 100.00	AA- (5)	1,144,760
2,100	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Second Generation Resolution, Fiscal 2011 Series EE, 5.375%, 6/15/43	12/20 at 100.00	AA+	2,269,260
4,400	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Second Generation Resolution, Series 2009EE-2, 5.250%, 6/15/40	6/19 at 100.00	AA+	4,535,300
7,225	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2014 Series BB, 5.000%, 6/15/46	6/23 at 100.00	AA+	7,954,003

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New York (continued)
$ 5,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2017 Series EE, 5.000%, 6/15/37	6/27 at 100.00	AA+	$5,727,400
3,500	New York City Transitional Finance Auhority, New York, Building Aid Revenue Bonds, Fiscal 2018, Series 2017S-1, 4.000%, 7/15/36	7/27 at 100.00	AA	3,652,635
5,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2013 Series I, 5.000%, 5/01/38	5/23 at 100.00	Aa1	5,530,100
5,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2018 Series C-2, 5.000%, 5/01/38	5/28 at 100.00	Aa1	5,761,850
2,060	New York City, New York, General Obligation Bonds, Fiscal 2017 Series B-1, 5.000%, 12/01/41	12/26 at 100.00	AA	2,346,958
10	New York City, New York, General Obligation Bonds, Fiscal Series 1996J, 5.500%, 2/15/26	10/18 at 100.00	AA-	10,035
5	New York City, New York, General Obligation Bonds, Fiscal Series 1997H, 6.125%, 8/01/25	10/18 at 100.00	AA	5,020
80	New York City, New York, General Obligation Bonds, Fiscal Series 2002G, 5.750%, 8/01/18	No Opt. Call	AA	80,000
23,920	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%, 11/15/44, 144A	11/24 at 100.00	N/R	25,277,460
6,385	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 4 World Trade Center Project, Series 2011, 5.750%, 11/15/51	11/21 at 100.00	A+	7,112,443
4,045	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority Projects, Tender Option Bond Trust 2016-XL0002, 11.896%, 6/15/26, 144A (IF) (4)	6/22 at 100.00	AAA	5,380,538
10	New York State Housing Finance Agency, Mortgage Revenue Refunding Bonds, Housing Project, Series 1996A, 6.125%, 11/01/20 – AGM Insured	11/18 at 100.00	A2	10,029
8,000	New York State Thruway Authority, General Revenue Junior Indebtedness Obligations, Series 2016A, 5.000%, 1/01/51 (UB) (4)	1/26 at 100.00	A-	8,854,480
2,105	Onondaga Civic Development Corporation, New York, Revenue Bonds, Saint Joseph's Hospital Health Center Project, Series 2012, 5.000%, 7/01/42 (Pre-refunded 7/01/22)	7/22 at 100.00	N/R (5)	2,350,822
3,925	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Seventy Ninth Series 2013, 5.000%, 12/01/38	12/23 at 100.00	AA-	4,399,258
3,710	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC Project, Eighth Series 2010, 6.000%, 12/01/42	12/20 at 100.00	BBB	4,048,834
8,550	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC Project, Eigth Series 2010, 5.500%, 12/01/31	12/20 at 100.00	BBB	9,221,774
9,950	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding Bonds, Tender Option Bond Trust 2016-XL0003, 6.394%, 11/15/21, 144A (IF) (4)	No Opt. Call	AA-	11,386,581
5,000	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding Series 2015A, 5.000%, 11/15/50	5/25 at 100.00	AA-	5,573,900
	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding Subordinate Lien Series 2013A:
10,725	0.000%, 11/15/31	No Opt. Call	A+	6,754,927
1,105	0.000%, 11/15/32	No Opt. Call	A+	666,525
231,530	Total New York			245,264,895

NEA	Nuveen AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments July 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	North Carolina – 1.0% (0.6% of Total Investments)
$ 3,555	Charlotte, North Carolina, Water and Sewer System Refunding Bonds, Tender Option Bond Trust 2016-XL0012, 11.769%, 7/01/38, 144A (IF) (4)	7/20 at 100.00	AAA	$4,193,869
1,000	Charlotte-Mecklenberg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA Carolinas HealthCare System, Series 2011A, 5.250%, 1/15/42	1/21 at 100.00	AA-	1,077,150
9,485	North Carolina Capital Facilities Finance Agency, Revenue Bonds, Duke University Project, Series 2015B, 5.000%, 10/01/55 (UB) (4)	10/25 at 100.00	AA+	10,660,286
2,720	North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds, Southminster Project, Refunding Series 2016, 5.000%, 10/01/37	10/24 at 102.00	N/R	2,913,583
3,560	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Duke University Health System, Series 2009A, 5.000%, 6/01/42 (Pre-refunded 6/01/19)	6/19 at 100.00	Aa2 (5)	3,664,486
5,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Duke University Health System, Series 2012A, 5.000%, 6/01/42	6/22 at 100.00	AA	5,451,800
1,455	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Vidant Health, Refunding Series 2012A, 5.000%, 6/01/36	6/22 at 100.00	A+	1,566,613
	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, WakeMed, Refunding Series 2012A:
3,300	5.000%, 10/01/31	10/22 at 100.00	A2	3,642,078
1,500	5.000%, 10/01/38	10/22 at 100.00	A2	1,644,885
1,900	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Series 2009A, 5.750%, 1/01/39 (Pre-refunded 1/01/19) – AGC Insured	1/19 at 100.00	BBB- (5)	1,934,276
33,475	Total North Carolina			36,749,026
	North Dakota – 0.9% (0.6% of Total Investments)
5,080	Burleigh County, North Dakota, Health Care Revenue Bonds, Saint Alexius Medical Center Project, Refunding Series 2012A, 4.500%, 7/01/32 (Pre-refunded 7/01/22)	7/22 at 100.00	N/R (5)	5,547,716
	Fargo, North Dakota, Health System Revenue Bonds, Sanford Health, Refunding Series 2011:
1,500	6.000%, 11/01/28	11/21 at 100.00	A+	1,697,295
3,910	6.250%, 11/01/31	11/21 at 100.00	A+	4,445,670
1,015	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated Group, Series 2012, 5.000%, 12/01/35	12/21 at 100.00	Baa1	1,067,648
4,635	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated Group, Series 2017A, 5.000%, 12/01/42	12/27 at 100.00	Baa1	5,087,376
900	Grand Forks, North Dakota, Senior Housing & Nursing Facilities Revenue Bonds, Valley Homes and Services Obligated Group, Series 2017, 5.000%, 12/01/36	12/26 at 100.00	N/R	902,979
500	Grand Forks, North Dakota, Senior Housing and Nursing Facilities Revenue Bonds, Valley Homes Obligated Group, Series 2016A, 5.125%, 12/01/24	No Opt. Call	N/R	530,295
12,565	Ward County Health Care, North Dakota, Revenue Bonds, Trinity Obligated Group, Series 2017C, 5.000%, 6/01/43	6/28 at 100.00	BBB-	13,705,399
1,420	Williston, North Dakota, Multifamily Housing Revenue Bonds, Eagle Crest Apartments LLC Project, Series 2013, 7.750%, 9/01/38 (7)	9/23 at 100.00	N/R	568,000
31,525	Total North Dakota			33,552,378

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio – 9.9% (6.3% of Total Investments)
	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Facilities Revenue Bonds, Summa Health System, Refunding & Improvement Series 2016:
$ 3,020	5.250%, 11/15/41	11/26 at 100.00	Baa2	$3,312,849
8,255	5.250%, 11/15/46	11/26 at 100.00	Baa2	8,994,400
320	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Revenue Bonds, Children's Hospital Medical Center, Improvement & Refunding Series 2012, 5.000%, 11/15/42	5/22 at 100.00	A1	342,256
	Allen County, Ohio, Hospital Facilities Revenue Bonds, Catholic Health Partners, Refunding and Improvement Series 2012A:
860	4.000%, 5/01/33	5/22 at 100.00	A2	871,318
650	5.000%, 5/01/33	5/22 at 100.00	A2	706,056
800	5.000%, 5/01/42	5/22 at 100.00	A2	860,392
10,990	Allen County, Ohio, Hospital Facilities Revenue Bonds, Mercy Health, Refunding & Improvement Series 2015A, 5.000%, 11/01/43	11/24 at 100.00	A2	11,868,870
6,000	Allen County, Ohio, Hospital Facilities Revenue Bonds, Mercy Health, Series 2017A, 4.000%, 8/01/36	2/28 at 100.00	A2	6,133,380
2,750	Bowling Green State University, Ohio, General Receipts Bonds, Series 2017B, 5.000%, 6/01/42	6/27 at 100.00	A+	3,071,970
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
12,060	5.125%, 6/01/24	9/18 at 100.00	Caa1	12,044,925
4,370	5.375%, 6/01/24	9/18 at 100.00	Caa1	4,370,087
22,340	5.875%, 6/01/30	9/18 at 100.00	Caa1	22,451,700
37,175	5.750%, 6/01/34	10/18 at 100.00	Caa1	37,268,309
14,555	6.000%, 6/01/42	9/18 at 100.00	B-	14,555,146
33,485	5.875%, 6/01/47	9/18 at 100.00	B-	33,773,306
1,500	6.500%, 6/01/47	9/18 at 100.00	B-	1,544,985
14,570	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-3, 6.250%, 6/01/37	6/22 at 100.00	Caa1	15,261,492
6,000	Butler County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Series 2010, 5.250%, 11/01/29 (Pre-refunded 11/01/20)	11/20 at 100.00	A (5)	6,460,620
	Cleveland Heights-University Heights City School District, Ohio, General Obligation Bonds, School Improvement Series 2014:
7,060	5.000%, 12/01/51	6/23 at 100.00	Aa3	7,677,044
10,480	5.000%, 12/01/51 (Pre-refunded 6/01/23)	6/23 at 100.00	N/R (5)	11,884,320
5,165	Cuyahoga Community College District, Ohio, General Obligation Bonds, Facilities Construction & Improvement Series 2018, 4.000%, 12/01/38	6/26 at 100.00	AA	5,390,762
5,975	Fairfield County, Ohio, Hospital Facilities Revenue Bonds, Fairfield Medical Center Project, Series 2013, 5.000%, 6/15/43	6/23 at 100.00	Baa2	6,239,394
1,465	Franklin County, Ohio, Hospital Revenue Bonds, Nationwide Children's Hospital Project, Improvement Series 2012A, 5.000%, 11/01/42	5/22 at 100.00	Aa2	1,575,051
6,345	Franklin County, Ohio, Hospital Revenue Bonds, OhioHealth Corporation, Series 2011A, 5.000%, 11/15/41	11/21 at 100.00	Aa2	6,831,788

NEA	Nuveen AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments July 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)
$ 6,950	Franklin County, Ohio, Revenue Bonds, Trinity Health Credit Group, Series 2017A, 5.000%, 12/01/47	12/27 at 100.00	AA-	$7,862,118
10,000	Greene County, Ohio, Hospital Facilities Revenue Bonds, Kettering Health Nretwork Series 2009, 5.500%, 4/01/39	4/19 at 100.00	A2	10,259,000
	Hamilton County, Ohio, Healthcare Revenue Bonds, Life Enriching Communities Project, Series 2017A:
1,500	5.000%, 1/01/47	1/27 at 100.00	BBB-	1,617,330
1,120	5.000%, 1/01/52	1/27 at 100.00	BBB-	1,203,451
	Hamilton County, Ohio, Healthcare Revenue Bonds, Life Enriching Communities, Refunding & Improvement Series 2016:
3,425	5.000%, 1/01/46	1/26 at 100.00	BBB-	3,679,101
6,000	5.000%, 1/01/51	1/26 at 100.00	BBB-	6,425,160
	JobsOhio Beverage System, Ohio, Statewide Liquor Profits Revenue Bonds, Senior Lien Series 2013A:
6,920	5.000%, 1/01/38	1/23 at 100.00	Aa3	7,599,129
14,850	5.000%, 1/01/38 (UB) (4)	1/23 at 100.00	Aa3	16,307,379
	JobsOhio Beverage System, Ohio, Statewide Senior Lien Liquor Profits Revenue Bonds, Tender Option Bond Trust 2016-XG0052:
875	15.191%, 1/01/38 (IF),144A (4)	1/23 at 100.00	Aa3	1,218,473
1,050	15.191%, 1/01/38 (IF),144A (4)	1/23 at 100.00	Aa3	1,462,167
2,305	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series 2011A, 6.000%, 11/15/41 (Pre-refunded 11/15/21)	11/21 at 100.00	A+ (5)	2,609,329
6,000	Middletown City School District, Butler County, Ohio, General Obligation Bonds, Refunding Series 2007, 5.250%, 12/01/31 – AGM Insured	No Opt. Call	A2	7,154,880
4,380	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Series 2004A, 5.000%, 5/01/30	10/18 at 100.00	BBB+	4,429,363
21,000	Northeast Ohio Regional Sewer District, Wastewater Improvement Revenue Bonds, Refunding & Improvement Series 2014, 5.000%, 11/15/49	11/24 at 100.00	AA+	23,427,180
9,365	Ohio Higher Educational Facility Commission, Revenue Bonds, University of Dayton, Series 2018A, 5.000%, 12/01/48	6/28 at 100.00	A2	10,557,726
7,500	Ohio State, Hospital Facility Revenue Bonds, Cleveland Clinic Health System Obligated Group, Refunding Series 2009A, 5.500%, 1/01/39 (Pre-refunded 1/01/19)	1/19 at 100.00	AA (5)	7,629,150
19,515	Ohio Turnpike Commission, Turnpike Revenue Bonds, Infrastructure Project, Junior Lien Series 2013A-1, 5.000%, 2/15/48	2/23 at 100.00	A+	21,227,637
7,550	Ohio Turnpike Commission, Turnpike Revenue Bonds, Infrastructure Projects, Junior Lien Convertible Series 2013A-3, 0.000%, 2/15/36 (6)	2/31 at 100.00	A+	7,347,811
9,000	Ohio Turnpike Commission, Turnpike Revenue Bonds, Infrastructure Projects, Junior Lien Series 2018A, 4.000%, 2/15/46	2/28 at 100.00	A+	9,310,320
	Southeastern Ohio Port Authority, Hosptial Facilities Revenue Bonds, Memorial Health System Obligated Group Project, Refunding and Improvement Series 2012:
135	5.750%, 12/01/32	12/22 at 100.00	BB-	145,468
130	6.000%, 12/01/42	12/22 at 100.00	BB-	140,075
4,190	Springboro Community City School District, Warren County, Ohio, General Obligation Bonds, Refunding Series 2007, 5.250%, 12/01/26 – AGM Insured	No Opt. Call	Aa3	4,975,290

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Ohio (continued)
$ 3,670	Tuscarawas County Economic Development and Finance Alliance, Ohio, Higher Education Facilities Revenue Bonds, Ashland University, Refunding & Improvement Series 2015, 6.000%, 3/01/45	3/25 at 100.00	N/R	$ 3,731,509
363,620	Total Ohio			383,809,466
	Oklahoma – 0.4% (0.2% of Total Investments)
	Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine Project, Series 2018B:
2,905	5.250%, 8/15/48	8/28 at 100.00	BB+	3,271,785
1,380	5.500%, 8/15/52	8/28 at 100.00	BB+	1,577,933
3,190	5.500%, 8/15/57	8/28 at 100.00	BB+	3,633,251
4,000	Oklahoma Development Finance Authority, Revenue Bonds, Provident Oklahoma Education Resources Inc.- Cross Village Student Housing Project, Series 2017, 5.000%, 8/01/47	8/27 at 100.00	BB	3,942,160
1,125	Tulsa County Industrial Authority, Oklahoma, Senior Living Community Revenue Bonds, Montereau, Inc Project, Refunding Series 2017, 5.250%, 11/15/37	11/25 at 102.00	BBB-	1,245,769
12,600	Total Oklahoma			13,670,898
	Oregon – 1.0% (0.7% of Total Investments)
	Clackamas Community College District, Oregon, General Obligation Bonds, Deferred Interest Series 2017A:
760	0.000%, 6/15/38 (6)	6/27 at 100.00	Aa1	788,454
2,750	0.000%, 6/15/39 (6)	12/18 at 100.00	Aa1	2,848,532
	Columbia County School District 502 Saint Helens, Oregon, General Obligation Bonds, Series 2017:
1,310	5.000%, 6/15/38	6/27 at 100.00	Aa1	1,503,867
1,705	5.000%, 6/15/39	6/27 at 100.00	Aa1	1,954,476
7,420	Oregon Facilities Authority, Revenue Bonds, Legacy Health Project, Refunding Series 2016A, 5.000%, 6/01/46	6/26 at 100.00	A1	8,235,235
	Oregon Facilities Authority, Revenue Bonds, Samaritan Health Services, Refunding Series 2016A:
6,240	5.000%, 10/01/35	10/26 at 100.00	BBB+	6,899,381
2,260	5.000%, 10/01/46	10/26 at 100.00	BBB+	2,455,332
8,890	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Senior Lien Series 2013A, 5.000%, 11/15/38	11/23 at 100.00	Aa1	9,997,872
5,265	Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem Hospital Project, Refunding Series 2016A, 5.000%, 5/15/46	5/26 at 100.00	A+	5,791,395
36,600	Total Oregon			40,474,544
	Pennsylvania – 5.8% (3.6% of Total Investments)
	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, University of Pittsburgh Medical Center, Series 2009A:
1,250	5.500%, 8/15/34	8/19 at 100.00	A+	1,297,775
3,000	5.625%, 8/15/39	8/19 at 100.00	A+	3,115,980

NEA	Nuveen AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments July 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
	Bethlehem Authority, Northampton and Lehigh Counties, Pennsylvania, Guaranteed Water Revenue Bonds, Series 1998:
$ 3,125	0.000%, 5/15/22 – AGM Insured	No Opt. Call	A2	$2,835,937
3,125	0.000%, 5/15/23 – AGM Insured	No Opt. Call	A2	2,747,250
3,135	0.000%, 5/15/24 – AGM Insured	No Opt. Call	A2	2,664,531
3,155	0.000%, 5/15/26 – AGM Insured	No Opt. Call	A2	2,494,469
4,145	0.000%, 11/15/26 – AGM Insured	No Opt. Call	A2	3,217,598
2,800	0.000%, 5/15/28 – AGM Insured	No Opt. Call	A2	2,048,312
3,000	0.000%, 11/15/28 – AGM Insured	No Opt. Call	A2	2,153,310
1,200	Centre County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Mount Nittany Medical Center Project, Series 2018A, 5.000%, 11/15/42	11/27 at 100.00	A	1,339,584
	Chester County Health and Education Facilities Authority, Pennsylvania, Health System Revenue Bonds, Jefferson Health System, Series 2010A:
1,835	5.000%, 5/15/40	5/20 at 100.00	AA	1,926,089
5,165	5.000%, 5/15/40 (Pre-refunded 5/15/20)	5/20 at 100.00	N/R (5)	5,473,815
895	Commonwealth Financing Authority, Pennsylvania, State Appropriation Lease Bonds, Master Settlement, Series 2018, 5.000%, 6/01/34	6/28 at 100.00	A	1,004,226
2,150	Dauphin County General Authority, Pennsylvania, Health System Revenue Bonds, Pinnacle Health System Project, Series 2012A, 5.000%, 6/01/42	6/22 at 100.00	A+	2,314,110
190	Delaware County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue Refunding Bonds, Series 1997A, 6.200%, 7/01/19	1/19 at 100.00	Ba1	190,523
26,595	Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania, Bridge System Revenue Bonds, Series 2017, 5.000%, 7/01/42	7/27 at 100.00	A	30,414,308
3,500	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2010E, 5.000%, 1/01/40 – AGM Insured	1/20 at 100.00	A2	3,651,585
1,050	Delaware Valley Regional Finance Authority, Pennsylvania, Local Government Revenue Bonds, Series 1997B, 5.700%, 7/01/27 – AMBAC Insured	No Opt. Call	A1	1,263,896
4,000	Erie Water Authority, Erie County, Pennsylvania, Water Revenue Bonds, Series 2011A, 4.625%, 12/01/44 – AGM Insured	12/21 at 100.00	A2	4,127,440
2,900	Lancaster County Hospital Authority, Pennsylvania, Revenue Bonds, United Zion Retirement Community, Series 2017A, 5.000%, 12/01/47	6/27 at 100.00	N/R	2,953,708
	Lehigh County Authority, Pennsylvania, Water and Sewer Revenue Bonds, Allentown Concession, Capital Appreciation Series 2013B:
4,480	0.000%, 12/01/31	No Opt. Call	A	2,656,192
5,180	0.000%, 12/01/32	No Opt. Call	A	2,928,306
9,270	Lehigh County Authority, Pennsylvania, Water and Sewer Revenue Bonds, Allentown Concession, Series 2013A, 5.125%, 12/01/47	12/23 at 100.00	A	10,218,970
5,410	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series 2018A, 5.000%, 9/01/48	9/28 at 100.00	A2	6,016,407
5,000	Montgomery County Industrial Development Authority, Pennsylvania, Health System Revenue Bonds, Albert Einstein Healthcare Network Issue, Series 2015A, 5.250%, 1/15/45	1/25 at 100.00	BB+	5,334,700

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
$ 3,210	Montgomery County Industrial Development Authority, Pennsylvania, Revenue Bonds, ACTS Retirement-Life Communities, Inc. Obligated Group, Series 2016, 5.000%, 11/15/36	11/26 at 100.00	A-	$3,548,719
630	Northampton County Industrial Development Authority, Pennsylvania, Recovery Revenue Bonds, Northampton Generating Project, Senior Lien Series 2013A0 & AE2 (Cash 5.000%, PIK 5.000%), 5.000%, 12/01/23 (cash 5.000%, PIK 5.000%) (7)	10/18 at 100.00	N/R	189,062
115	Northampton County Industrial Development Authority, Pennsylvania, Recovery Revenue Bonds, Northampton Generating Project, Senior Lien Taxable Series 2013B (Cash 5.000%, PIK 5.000%), 5.000%, 12/31/23 (cash 5.000%, PIK 5.000%) (8)	10/18 at 100.00	N/R	34,402
1,700	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, AICUP Financing Program-Delaware Valley College of Science and Agriculture Project, Series 2012 LL1, 4.000%, 11/01/32	11/22 at 100.00	Ba1	1,528,130
	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Special Revenue Bonds, Subordinate Series 2010A1&2:
1,250	5.500%, 12/01/34 (Pre-refunded 12/01/20)	12/20 at 100.00	N/R (5)	1,357,450
5,725	5.500%, 12/01/34 (Pre-refunded 12/01/20)	12/20 at 100.00	A2 (5)	6,217,121
	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Special Revenue Bonds, Subordinate Series 2011B:
965	5.000%, 12/01/41	12/21 at 100.00	A2	1,036,487
1,035	5.000%, 12/01/41 (Pre-refunded 12/01/21)	12/21 at 100.00	N/R (5)	1,140,166
3,115	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Special Revenue Bonds, Subordinate Series 2013A, 5.000%, 12/01/36	12/22 at 100.00	A2	3,396,534
16,805	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital Appreciation Series 2009E, 6.375%, 12/01/38	12/27 at 100.00	A3	20,697,038
5,575	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2015B, 5.000%, 12/01/45	12/25 at 100.00	A1	6,175,929
6,340	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2016A-1, 5.000%, 12/01/41	6/26 at 100.00	A1	7,045,769
19,250	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2009C, 6.250%, 6/01/33 – AGM Insured	6/26 at 100.00	A2	23,571,240
1,445	Philadelphia Authority for Industrial Development Senior Living Facilities, Pennsylvania, Revenue Bonds, Wesley Enhanced Living Obligated Group, Series 2017A, 5.000%, 7/01/37	7/27 at 100.00	BB	1,543,462
505	Philadelphia Hospitals and Higher Education Facilities Authoirty, Pennsylvania, Hospital Revenue Bonds, Temple University Health System Obligated Group, Series 2012A, 5.625%, 7/01/42	7/22 at 100.00	Ba1	545,834
26,765	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Health System Revenue Bonds, Jefferson Health System, Series 2010B, 5.000%, 5/15/40 (Pre-refunded 5/15/20)	5/20 at 100.00	N/R (5)	28,316,567
1,425	Philadelphia, Pennsylvania, General Obligation Bonds, Refunding Series 2011, 6.500%, 8/01/41 (Pre-refunded 8/01/20)	8/20 at 100.00	A- (5)	1,560,831
3,410	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 1997A, 5.125%, 8/01/27 – AMBAC Insured (ETM)	No Opt. Call	A1 (5)	4,099,809
3,415	Pittsburgh and Allegheny County Sports and Exhibition Authority, Pennsylvania, Sales Tax Revenue Bonds, Refunding Series 2010, 5.000%, 2/01/31 – AGM Insured	8/20 at 100.00	A1	3,604,976

NEA	Nuveen AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments July 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
$ 1,125	Scranton, Pennsylvania, Sewer Authority Revenue Bonds, Series 2011A, 5.250%, 12/01/31 (Pre-refunded 12/01/21) – AGM Insured	12/21 at 100.00	AA (5)	$1,248,356
1,930	Susquehanna Area Regional Airport Authority, Pennsylvania, Airport System Revenue Bonds, Series 2012B, 4.000%, 1/01/33	1/23 at 100.00	BB+	1,943,163
211,290	Total Pennsylvania			223,190,066
	Puerto Rico – 0.6% (0.4% of Total Investments)
625	Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding Series 2005SS, 5.000%, 7/01/25 – NPFG Insured	10/18 at 100.00	D	627,319
1,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2007VV, 5.250%, 7/01/24 – NPFG Insured	No Opt. Call	D	1,059,630
1,305	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2005L, 5.250%, 7/01/23 – NPFG Insured	No Opt. Call	Baa2	1,377,362
1,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.250%, 7/01/31 – AMBAC Insured	No Opt. Call	C	1,086,510
4,300	Puerto Rico Housing Finance Authority, Capital Fund Program Revenue Bonds, Series 2003, 4.500%, 12/01/23	10/18 at 100.00	A2	4,462,712
5,880	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2010C, 5.125%, 8/01/42 – AGM Insured	8/20 at 100.00	D	6,135,604
51,225	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 0.000%, 8/01/54 – AMBAC Insured	No Opt. Call	D	7,561,834
65,335	Total Puerto Rico			22,310,971
	Rhode Island – 0.7% (0.4% of Total Investments)
1,315	Rhode Island Health and Educational Building Corporation, Hospital Financing Revenue Bonds, Lifespan Obligated Group, Refunding Series 2016, 5.000%, 5/15/39	5/26 at 100.00	BBB+	1,421,344
174,390	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2007A, 0.000%, 6/01/52	10/18 at 100.00	CCC+	22,028,945
2,235	Rhode Island Turnpike and Bridge Authority, Motor Fuel Tax Revenue Bonds, Series 2016A, 5.000%, 10/01/40	4/26 at 100.00	A	2,487,130
177,940	Total Rhode Island			25,937,419
	South Carolina – 3.1% (2.0% of Total Investments)
	Lexington County Health Services District, Inc., South Carolina, Hospital Revenue Bonds, Lexington Medical Center, Series 2016:
1,290	5.000%, 11/01/41	5/26 at 100.00	A+	1,397,470
6,820	5.000%, 11/01/46	5/26 at 100.00	BB+	7,364,372
	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 2004A-2:
26,955	0.000%, 1/01/31 – AMBAC Insured	No Opt. Call	A-	17,246,079
15,420	0.000%, 1/01/32 – AMBAC Insured	No Opt. Call	A-	9,429,947
6,000	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, McLeod Health Projects, Refunding & Improvement Series 2018, 5.000%, 11/01/48	5/28 at 100.00	AA-	6,753,360
375	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Palmetto Health, Refunding Series 2011A, 6.500%, 8/01/39 (Pre-refunded 8/01/21) – AGM Insured	8/21 at 100.00	AA (5)	425,377

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	South Carolina (continued)
$ 10,000	South Carolina Public Service Authority Santee Cooper Revenue Obligations, Refunding Series 2016B, 5.000%, 12/01/56	12/26 at 100.00	A+	$10,738,700
7,850	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2014C, 5.000%, 12/01/46	12/24 at 100.00	A+	8,347,925
6,790	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series 2013A, 5.125%, 12/01/43	12/23 at 100.00	A+	7,216,684
	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series 2014A:
2,000	5.000%, 12/01/49	6/24 at 100.00	A+	2,113,640
17,240	5.500%, 12/01/54	6/24 at 100.00	A+	18,796,600
20,035	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series 2015E, 5.250%, 12/01/55	12/25 at 100.00	A+	21,690,893
4,800	South Carolina Transportation Infrastructure Bank, Revenue Bonds, Series 2010A, 5.250%, 10/01/40 (Pre-refunded 10/01/19)	10/19 at 100.00	A1 (5)	5,001,696
4,500	Spartanburg Regional Health Services District, Inc., South Carolina, Hosptial Refunding Revenue Bonds, Series 2012A, 5.000%, 4/15/32	4/22 at 100.00	A3	4,905,315
130,075	Total South Carolina			121,428,058
	South Dakota – 0.7% (0.5% of Total Investments)
	Sioux Falls, South Dakota, Health Facilities Revenue Bonds, Dow Rummel Village Project, Series 2017:
3,000	5.000%, 11/01/42	11/26 at 100.00	BB	3,075,180
3,150	5.125%, 11/01/47	11/26 at 100.00	BB	3,242,610
8,800	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Avera Health System, Series 2014, 5.000%, 7/01/44	7/24 at 100.00	A1	9,558,120
3,565	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health, Series 2014B, 5.000%, 11/01/44	11/24 at 100.00	A+	3,883,426
8,260	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health, Series 2015, 5.000%, 11/01/45	11/25 at 100.00	A+	9,063,202
26,775	Total South Dakota			28,822,538
	Tennessee – 1.2% (0.7% of Total Investments)
10,670	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Revenue Bonds, Catholic Health Initiatives, Series 2013A, 5.250%, 1/01/45	1/23 at 100.00	BBB+	11,409,218
770	Chattanooga-Hamilton County Hospital Authority, Tennessee, Hospital Revenue Bonds, Erlanger Health System, Refunding Series 2004, 5.000%, 10/01/22 (Pre-refunded 10/01/19) – AGM Insured	10/19 at 100.00	A2 (5)	799,691
2,180	Greeneville Health and Educational Facilities Board, Tennessee, Hospital Revenue Bonds, Ballad Health, Series 2018A, 5.000%, 7/01/35	7/28 at 100.00	A	2,463,575
2,065	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Bonds, Mountain States Health Alliance, Series 2012A, 5.000%, 8/15/42	8/22 at 100.00	Baa1	2,180,619
95	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Refunding and Improvement Bonds, Johnson City Medical Center, Series 1998C, 5.125%, 7/01/25 (Pre-refunded 7/01/23) – NPFG Insured	7/23 at 100.00	Baa1 (5)	95,277

NEA	Nuveen AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments July 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Tennessee (continued)
	Knox County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, University Health System, Inc., Series 2016:
$ 5,000	5.000%, 9/01/36	9/26 at 100.00	BBB	$5,501,600
1,000	5.000%, 9/01/47	9/26 at 100.00	BBB+	1,082,790
	Knox County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, University Health System, Inc., Series 2017:
445	5.000%, 4/01/31	4/27 at 100.00	BBB	490,648
1,745	5.000%, 4/01/36	4/27 at 100.00	BBB	1,892,906
	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Lipscomb University, Refunding & Improvement Series 2016A:
1,160	5.000%, 10/01/41	10/26 at 100.00	BBB	1,250,944
2,055	5.000%, 10/01/45	10/26 at 100.00	BBB	2,210,153
11,000	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt University Medical Center, Series 2016A, 5.000%, 7/01/46	7/26 at 100.00	A3	12,083,830
4,120	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Refunding and Improvement Bonds, Meharry Medical College, Series 1996, 6.000%, 12/01/19 – AMBAC Insured	12/18 at 100.00	N/R	4,216,861
42,305	Total Tennessee			45,678,112
	Texas – 13.0% (8.2% of Total Investments)
18,000	Arlington, Texas, Special Tax Revenue Bonds, Senior Lien Series 2018A, 5.000%, 2/15/48 – AGM Insured	2/28 at 100.00	A1	20,297,340
14,615	Austin, Texas, Electric Utility System Revenue Bonds, Refunding Series 2015A, 5.000%, 11/15/45 (UB) (4)	11/25 at 100.00	Aa3	16,402,853
3,035	Bexar County, Texas, Venue Project Revenue Bonds, Refunding Combined Venue Tax Series 2010, 5.500%, 8/15/49 – AGM Insured	8/19 at 100.00	A-	3,144,321
9,790	Bryan, Brazos County, Texas, Electric System Revenue Bonds, Refunding & Improvement Series 2016, 4.000%, 7/01/41	7/26 at 100.00	A+	9,989,618
2,500	Capital Area Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, The Roman Catholic Diocese of Austin, Series 2005B. Remarketed, 6.125%, 4/01/45	4/20 at 100.00	Baa1	2,641,650
1,000	Cedar Hill Independent School District, Dallas County, Texas, General Obligation Bonds, Refunding Series 2002, 0.000%, 8/15/32 – FGIC Insured	No Opt. Call	Baa2	611,080
1,330	Central Texas Regional Mobility Authority, Revenue Bonds, Refunding Senior Lien Series 2013A, 5.000%, 1/01/43	1/23 at 100.00	BBB+	1,428,912
	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2011:
2,080	5.750%, 1/01/31 (Pre-refunded 1/01/21)	1/21 at 100.00	Baa2 (5)	2,268,032
1,000	6.000%, 1/01/41 (Pre-refunded 1/01/21)	1/21 at 100.00	Baa2 (5)	1,096,270
6,940	6.250%, 1/01/46 (Pre-refunded 1/01/21)	1/21 at 100.00	Baa2 (5)	7,648,852
7,750	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2015A, 5.000%, 1/01/45	7/25 at 100.00	Baa2	8,433,395

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education Charter School, Series 2013A:
$ 1,925	4.350%, 12/01/42	12/22 at 100.00	BBB-	$1,942,306
1,000	4.400%, 12/01/47	12/22 at 100.00	BBB-	1,008,980
2,500	Comal Independent School District, Comal, Bexar, Guadalupe, Hays, and Kendall Counties, Texas, General Obligation Bonds, Series 2005A, 0.000%, 2/01/23	No Opt. Call	Aaa	2,263,700
6,340	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding and Improvement Bonds, Series 2012C, 5.000%, 11/01/45 – AGM Insured	11/21 at 100.00	A+	6,808,589
160	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2014A, 5.250%, 9/01/44	9/24 at 100.00	BBB-	171,408
3,700	El Paso Independent School District, El Paso County, Texas, General Obligation Bonds, School Building Series 2017, 5.000%, 8/15/42	8/26 at 100.00	Aaa	4,179,779
1,500	El Paso, Texas, Airport Revenue Bonds, El Paso International Airport Series 2011, 5.250%, 8/15/33	8/20 at 100.00	A	1,594,305
	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Subordinate Lien Series 2013B:
15,000	5.000%, 4/01/53 (UB)	10/23 at 100.00	AA	16,432,200
16,920	5.000%, 4/01/53	10/23 at 100.00	AA+	18,535,522
5,295	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Subordinate Lien Series 2018A. Tela Supported, 5.000%, 10/01/48	4/28 at 100.00	AA	6,039,106
6,610	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Tender Option Bond Trust 2015-XF0228, 15.158%, 11/01/44, 144A (IF)	10/23 at 100.00	AA	9,135,152
	Harris County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Houston Methodist Hospital System, Series 2015:
2,845	4.000%, 12/01/45	6/25 at 100.00	AA	2,871,999
2,320	5.000%, 12/01/45	6/25 at 100.00	AA	2,560,816
	Harris County, Texas, Toll Road Revenue Bonds, Refunding Senior Lien Series 2018A:
13,890	5.000%, 8/15/43	2/28 at 100.00	Aa2	15,906,133
7,000	4.000%, 8/15/48	2/28 at 100.00	Aa2	7,178,710
4,040	Harris County, Texas, Toll Road Revenue Bonds, Subordinate Lien Unlimited Tax, Tender Option Bond Trust 2015-XF2184, 12.676%, 8/15/28 – AGM Insured, 144A (IF) (4)	No Opt. Call	AAA	6,846,628
	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Capital Appreciation Refunding Senior Lien Series 2014A:
1,195	0.000%, 11/15/41 – AGM Insured	11/31 at 62.66	A2	434,968
2,390	0.000%, 11/15/42 – AGM Insured	11/31 at 59.73	A2	827,155
2,660	0.000%, 11/15/43 – AGM Insured	11/31 at 56.93	A2	875,167
7,260	0.000%, 11/15/44 – AGM Insured	11/31 at 54.25	A2	2,270,275
10,440	0.000%, 11/15/45 – AGM Insured	11/31 at 51.48	A2	3,089,614
7,165	0.000%, 11/15/49 – AGM Insured	11/31 at 41.91	A2	1,717,451
3,000	0.000%, 11/15/52 – AGM Insured	11/31 at 35.81	A2	612,090
3,885	Houston Independent School District Public Facility Corporation, Harris County, Texas, Lease Revenue Bonds, Cesar E. Chavez High School, Series 1998A, 0.000%, 9/15/19 – AMBAC Insured	No Opt. Call	AA	3,813,361

NEA	Nuveen AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments July 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Houston, Texas, Airport System Revenue Bonds, Refunding & Subordinate Lien Series 2018B:
$ 2,000	5.000%, 7/01/43	7/28 at 100.00	A1	$2,287,260
2,710	5.000%, 7/01/48	7/28 at 100.00	A1	3,086,934
4,550	Houston, Texas, Airport System Revenue Bonds, Refunding Subordinate Lien Series 2012B, 5.000%, 7/01/31	7/22 at 100.00	A	4,980,430
990	Houston, Texas, Airport System Revenue Bonds, Subordinate Lien Series 2000B, 5.450%, 7/01/24 – AGM Insured	No Opt. Call	A	1,140,173
2,000	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Refunding Series 2011A, 5.250%, 11/15/30	11/20 at 100.00	AA	2,153,340
6,000	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Series 2011D, 5.000%, 11/15/40	11/21 at 100.00	AA	6,493,860
	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Project, Series 2001B:
1,495	0.000%, 9/01/23 – AMBAC Insured	No Opt. Call	A2	1,320,369
10,850	0.000%, 9/01/25 – AMBAC Insured	No Opt. Call	A-	8,781,339
1,715	0.000%, 9/01/32 – AMBAC Insured	No Opt. Call	A2	988,715
2,870	Hutto Independent School District, Williamson County, Texas, General Obligation Bonds, Refunding Series 2012A, 5.000%, 8/01/46	8/21 at 100.00	A+	3,072,507
2,340	Laredo, Webb County, Texas, Waterworks and Sewer System Revenue Bonds, Series 2011, 5.000%, 3/01/41 – AGM Insured	3/21 at 100.00	Aa3	2,499,799
	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation Bonds, Refunding Series 2015A:
2,725	5.000%, 8/15/40	8/25 at 100.00	AAA	3,057,341
4,000	4.000%, 8/15/41	8/25 at 100.00	AAA	4,169,400
3,000	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds, Southwest Airlines Company, Series 2010, 5.250%, 11/01/40	11/20 at 100.00	BBB+	3,183,150
8,305	Lower Colorado River Authority, Texas, Transmission Contract Revenue Bonds, LCRA Transmission Services Corporation Project, Refunding Series 2015, 5.000%, 5/15/45	5/25 at 100.00	A	9,140,815
	McCamey County Hospital District, Texas, General Obligation Bonds, Series 2013:
1,780	5.750%, 12/01/33	12/25 at 100.00	B1	1,870,994
1,800	6.125%, 12/01/38	12/25 at 100.00	B1	1,904,760
	Midtown Redevelopment Authority, Texas, Tax Increment Contract Revenue, Refunding Series 2017:
16,285	5.000%, 1/01/36	1/27 at 100.00	A3	17,902,100
10,040	5.000%, 1/01/38 – AGM Insured	1/27 at 100.00	A2	11,098,316
	Montgomery County Toll Road Authority, Texas, Toll Road Revenue Bonds, Senior Lien Series 2018:
2,100	5.000%, 9/15/43	9/25 at 100.00	BBB-	2,278,983
1,815	5.000%, 9/15/48	9/25 at 100.00	BBB-	1,963,776
850	New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Methodist Retirement Communites Crestview Project, Series 2016, 5.000%, 11/15/31	11/24 at 102.00	BB+	902,003

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$ 4,290	North Fort Bend Water Authority, Texas, Water System Revenue Bonds, Series 2011, 5.000%, 12/15/36 – AGM Insured	12/21 at 100.00	A2	$4,644,483
	North Texas Tollway Authority, Special Projects System Revenue Bonds, Convertible Capital Appreciation Series 2011C:
1,880	0.000%, 9/01/43 (Pre-refunded 9/01/31) (6)	9/31 at 100.00	N/R (5)	2,053,975
7,990	0.000%, 9/01/45 (Pre-refunded 9/01/31) (6)	9/31 at 100.00	N/R (5)	9,554,042
4,000	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier Capital Appreciation Series 2008I, 6.500%, 1/01/43	1/25 at 100.00	A	4,831,960
2,125	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2008D, 0.000%, 1/01/28 – AGC Insured	No Opt. Call	A1	1,581,893
	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2015B:
10,260	5.000%, 1/01/40	1/23 at 100.00	A	11,177,449
12,205	5.000%, 1/01/45	1/25 at 100.00	A	13,454,548
	North Texas Tollway Authority, System Revenue Bonds, Refunding Second Tier, Series 2015A:
6,285	5.000%, 1/01/33	1/25 at 100.00	A-	7,044,417
4,000	5.000%, 1/01/34	1/25 at 100.00	A-	4,468,480
4,000	5.000%, 1/01/35	1/25 at 100.00	A-	4,458,560
2,250	Red River Education Finance Corporation, Texas, Higher Education Revenue Bonds, Saint Edward's University Project, Series 2016, 4.000%, 6/01/36	6/26 at 100.00	Baa2	2,247,053
1,000	Sabine River Authority, Texas, Pollution Control Revenue Bonds, TXU Electric Company, Series 2001C, 5.200%, 5/01/28 (7)	11/18 at 100.00	N/R	10
3,170	Southwest Higher Education Authority Inc, Texas, Revenue Bonds, Southern Methodist University, Series 2010, 5.000%, 10/01/41 (Pre-refunded 10/01/20)	10/20 at 100.00	AA- (5)	3,391,963
2,410	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Baylor Health Care System, Series 2011A, 5.000%, 11/15/30	11/21 at 100.00	AA-	2,602,029
3,480	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Hendrick Medical Center, Refunding Series 2013, 5.500%, 9/01/43	9/23 at 100.00	A	3,794,522
	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Scott & White Healthcare Project, Series 2010:
430	5.500%, 8/15/45 (Pre-refunded 8/15/20)	8/20 at 100.00	N/R (5)	462,293
5,350	5.500%, 8/15/45 (Pre-refunded 8/15/20)	8/20 at 100.00	AA- (5)	5,762,966
4,000	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Scott & White Healthcare Project, Series 2013A, 5.000%, 8/15/43	8/23 at 100.00	AA-	4,361,520
2,500	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Texas Health Resources System, Series 2016A, 5.000%, 2/15/41	8/26 at 100.00	AA	2,795,950
	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series 2012:
14,815	5.000%, 12/15/27	12/22 at 100.00	BBB	16,152,646
7,925	5.000%, 12/15/28	12/22 at 100.00	BBB	8,613,286
6,550	5.000%, 12/15/30	12/22 at 100.00	BBB	7,088,082
2,340	5.000%, 12/15/32	12/22 at 100.00	BBB	2,524,275

NEA	Nuveen AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments July 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$ 2,500	Texas State, General Obligation Bonds, Transportation Commission Highway Improvement Series 2012A, 5.000%, 4/01/31	4/22 at 100.00	AAA	$2,738,575
17,760	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, First Tier Refunding Series 2012A, 5.000%, 8/15/41	8/22 at 100.00	A-	19,065,538
7,345	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, First Tier Refunding Series 2015B, 5.000%, 8/15/37	8/24 at 100.00	A-	8,107,778
	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Second Tier Refunding Series 2015C:
3,650	5.000%, 8/15/33	8/24 at 100.00	BBB+	3,982,880
1,600	5.000%, 8/15/37	8/24 at 100.00	BBB	1,734,080
48,905	5.000%, 8/15/42	8/24 at 100.00	BBB	52,781,699
4,000	Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier Series 2002A, 0.000%, 8/15/25 – AMBAC Insured	No Opt. Call	A-	3,284,640
4,000	Wylie Independent School District, Collin County, Texas, General Obligation Bonds, School Building Series 2010, 0.000%, 8/15/32	8/20 at 53.57	AAA	2,056,000
490,315	Total Texas			502,171,693
	Utah – 0.8% (0.5% of Total Investments)
5,760	Central Weber Sewer Improvement District, Utah, Sewer Revenue Bonds, Refunding Series 2010A, 5.000%, 3/01/33 (Pre-refunded 3/01/20) – AGC Insured	3/20 at 100.00	AA (5)	6,062,515
12,335	Riverton, Utah, Hospital Revenue Bonds, IHC Health Services, Inc., Series 2009, 5.000%, 8/15/41 (Pre-refunded 8/15/19)	8/19 at 100.00	AA+ (5)	12,773,263
	Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series 2017B:
3,560	5.000%, 7/01/42	7/27 at 100.00	A+	4,062,352
1,975	5.000%, 7/01/47	7/27 at 100.00	A2	2,245,476
	Utah Charter School Finance Authority, Charter School Revenue Bonds, Utah Charter Academies Project, Series 2018:
1,000	5.000%, 10/15/38	10/27 at 100.00	AA	1,118,770
2,320	5.000%, 10/15/43	10/27 at 100.00	AA	2,583,946
1,200	5.000%, 10/15/48	10/27 at 100.00	AA	1,331,544
28,150	Total Utah			30,177,866
	Vermont – 0.3% (0.2% of Total Investments)
	University of Vermont and State Agricultural College, Revenue Bonds, Refunding Series 2015:
1,000	4.000%, 10/01/40	10/25 at 100.00	A+	1,027,570
10,000	5.000%, 10/01/45	10/25 at 100.00	A+	11,164,200
11,000	Total Vermont			12,191,770
	Virginia – 2.3% (1.4% of Total Investments)
430	Chesapeake, Virginia, Transportation System Senior Toll Road Revenue Bonds, Capital Appreciation Series 2012B, 0.000%, 7/15/40 (6)	7/28 at 100.00	BBB	370,381
4,000	Fairfax County Industrial Development Authority, Virginia, Healthcare Revenue Bonds, Inova Health System, Series 2018A, 4.000%, 5/15/48 (UB) (WI/DD, Settling 8/02/18)	5/28 at 100.00	Aa2	4,091,000

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Virginia (continued)
$ 1,800	Henrico County Economic Development Authority, Virginia, Revenue Bonds, Bon Secours Health System Obligated Group, Series 2013, 5.000%, 11/01/30	11/22 at 100.00	A	$1,990,908
11,960	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital Improvement Projects, Refunding Second Senior Lien Series 2014A, 5.000%, 10/01/53	4/22 at 100.00	BBB+	12,660,019
7,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement Projects, Second Senior Lien Series 2009B, 0.000%, 10/01/36 – AGC Insured	No Opt. Call	A3	3,349,220
32,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement Projects, Second Senior Lien Series 2009C, 6.500%, 10/01/41 – AGC Insured	10/26 at 100.00	A3	40,292,800
18,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail Capital Appreciation, Second Senior Lien Series 2010B, 0.000%, 10/01/44 (6)	10/28 at 100.00	BBB+	22,784,940
2,000	Prince William County Industrial Development Authority, Virginia, Health Care Facilities Revenue Bonds, Novant Health Obligated Group-Prince William Hospital, Refunding Series 2013B, 4.000%, 11/01/33	11/22 at 100.00	A+	2,077,500
	Roanoke Industrial Development Authority, Virginia, Hospital Revenue Bonds, Carilion Health System Obligated Group, Series 2005B:
5	5.000%, 7/01/38 (Pre-refunded 7/01/20)	7/20 at 100.00	A1 (5)	5,312
245	5.000%, 7/01/38	7/20 at 100.00	A1	256,419
77,440	Total Virginia			87,878,499
	Washington – 3.2% (2.0% of Total Investments)
7,000	Central Puget Sound Regional Transit Authority, Washington, Sales Tax and Motor Vehicle Excise Tax Bonds, Green Series 2016S-1, 5.000%, 11/01/41	11/26 at 100.00	Aa1	8,004,850
12,235	Chelan County Public Utility District 1, Washington, Columbia River-Rock Island Hydro-Electric System Revenue Refunding Bonds, Series 1997A, 0.000%, 6/01/26 – NPFG Insured	No Opt. Call	Aa3	9,697,828
4,200	King County Public Hospital District 1, Washington, Limited Tax General Obligation Bonds, Refunding Series 2016, 5.000%, 12/01/36	12/26 at 100.00	A-	4,706,436
15,000	King County, Washington, Sewer Revenue Bonds, Refunding Series 2012, 5.000%, 1/01/52	1/22 at 100.00	AA+	16,178,700
2,500	King County, Washington, Sewer Revenue Bonds, Series 2009, 5.250%, 1/01/42 (Pre-refunded 1/01/19)	1/19 at 100.00	AA+ (5)	2,539,950
3,000	Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series 2015A, 5.000%, 4/01/40	10/24 at 100.00	A+	3,333,450
1,250	Seattle Housing Authority, Washington, Pooled Housing Revenue Bonds, Refunding Series 2014, 5.000%, 12/01/44	12/23 at 100.00	AA	1,353,037
12,515	Spokane Public Facilities District, Washington, Hotel, Motel, and Sales Use Tax Revenue Bonds, Series 2013A, 5.000%, 12/01/38	6/23 at 100.00	A+	13,738,592
8,310	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research Center, Series 2011A, 5.625%, 1/01/35	1/21 at 100.00	A3	8,854,056
4,415	Washington Health Care Facilities Authority, Revenue Bonds, Kadlec Regional Medical Center, Series 2010, 5.500%, 12/01/39 (Pre-refunded 12/01/20)	12/20 at 100.00	N/R (5)	4,789,260

NEA	Nuveen AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments July 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Washington (continued)
	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services, Refunding Series 2012A:
$ 4,000	5.000%, 10/01/32	10/22 at 100.00	AA-	$4,421,360
10,000	4.250%, 10/01/40	10/22 at 100.00	AA-	10,338,800
3,135	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Children's Hospital, Refunding Series 2012B, 5.000%, 10/01/30	10/22 at 100.00	Aa2	3,457,372
8,230	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Children's Hospital, Series 2012A, 5.000%, 10/01/42	10/22 at 100.00	Aa2	8,980,658
7,000	Washington State Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research Center, Series 2009A, 6.000%, 1/01/33 (Pre-refunded 7/01/19)	7/19 at 100.00	A3 (5)	7,276,920
500	Washington State Housing Finance Commission, Non-profit Housing Revenue Bonds, Presbyterian Retirement Communities Northwest Proejct, Refunding Series 2016A, 5.000%, 1/01/46	1/25 at 102.00	BB+	532,100
9,000	Washington State, Motor Vehicle Fuel Tax General Obligation Bonds, Series 2003C, 0.000%, 6/01/28 – FGIC Insured	No Opt. Call	AA+	6,755,220
10,855	Washington, General Obligation Bonds, Series 2000S-5, 0.000%, 1/01/20 – FGIC Insured	No Opt. Call	AA+	10,598,279
123,145	Total Washington			125,556,868
	West Virginia – 1.0% (0.6% of Total Investments)
	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, West Virginia United Health System Obligated Group, Refunding & Improvement Series 2013A:
3,000	5.375%, 6/01/38	6/23 at 100.00	A	3,296,820
16,845	5.500%, 6/01/44	6/23 at 100.00	A	18,518,045
9,000	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, West Virginia United Health System Obligated Group, Series 2018A, 5.000%, 6/01/52	6/28 at 100.00	A	9,940,770
3,500	West Virginia Hospital Finance Authority, Revenue Bonds, West Virginia University Health System Obligated Group, Improvement Series 2017A, 5.000%, 6/01/42	6/27 at 100.00	A	3,867,675
3,000	West Virginia State Building Commission, Lease Revenue Refunding Bonds, Regional Jail and Corrections Facility, Series 1998A, 5.375%, 7/01/21 – AMBAC Insured	No Opt. Call	N/R	3,252,300
35,345	Total West Virginia			38,875,610

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin – 3.4% (2.2% of Total Investments)
	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B:
$ 43	0.000%, 1/01/46 – ACA Insured ,144A	No Opt. Call	N/R	$1,341
42	0.000%, 1/01/47 – ACA Insured ,144A	No Opt. Call	N/R	1,319
42	0.000%, 1/01/48 – ACA Insured ,144A	No Opt. Call	N/R	1,308
42	0.000%, 1/01/49 – ACA Insured ,144A	No Opt. Call	N/R	1,296
41	0.000%, 1/01/50 – ACA Insured ,144A	No Opt. Call	N/R	1,275
45	0.000%, 1/01/51 – ACA Insured ,144A	No Opt. Call	N/R	1,395
1,176	3.750%, 7/01/51 – ACA Insured ,144A	3/28 at 100.00	N/R	1,142,577
45	0.000%, 1/01/52 – ACA Insured ,144A	No Opt. Call	N/R	1,384
44	0.000%, 1/01/53 – ACA Insured ,144A	No Opt. Call	N/R	1,363
44	0.000%, 1/01/54 – ACA Insured ,144A	No Opt. Call	N/R	1,352
43	0.000%, 1/01/55 – ACA Insured ,144A	No Opt. Call	N/R	1,332
43	0.000%, 1/01/56 – ACA Insured ,144A	No Opt. Call	N/R	1,311
42	0.000%, 1/01/57 – ACA Insured ,144A	No Opt. Call	N/R	1,301
42	0.000%, 1/01/58 – ACA Insured ,144A	No Opt. Call	N/R	1,281
42	0.000%, 1/01/59 – ACA Insured ,144A	No Opt. Call	N/R	1,270
41	0.000%, 1/01/60 – ACA Insured ,144A	No Opt. Call	N/R	1,260
41	0.000%, 1/01/61 – ACA Insured ,144A	No Opt. Call	N/R	1,240
40	0.000%, 1/01/62 – ACA Insured ,144A	No Opt. Call	N/R	1,229
40	0.000%, 1/01/63 – ACA Insured ,144A	No Opt. Call	N/R	1,210
39	0.000%, 1/01/64 – ACA Insured ,144A	No Opt. Call	N/R	1,199
39	0.000%, 1/01/65 – ACA Insured ,144A	No Opt. Call	N/R	1,189
39	0.000%, 1/01/66 – ACA Insured ,144A	No Opt. Call	N/R	1,170
501	0.000%, 1/01/67 – ACA Insured ,144A	No Opt. Call	N/R	15,219
	Public Finance Authority, Wisconsin, Educational Revenue Bonds, Lake Norman Charter School, Series 2018A:
6,000	5.000%, 6/15/38 ,144A	6/26 at 100.00	BBB-	6,418,080
2,335	5.000%, 6/15/48 ,144A	6/26 at 100.00	BBB-	2,479,863
4,100	University of Wisconsin Hospitals and Clinics Authority, Revenue Bonds, Refunding Series 2013A, 5.000%, 4/01/38	4/23 at 100.00	AA-	4,472,895
5,140	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ascension Health Alliance Senior Credit Group, Series 2016A, 4.000%, 11/15/34	5/26 at 100.00	Aa2	5,302,989
1,240	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care, Inc., Series 2010A, 5.625%, 4/15/39	4/20 at 100.00	Aa3	1,310,333
6,775	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care, Inc., Series 2012A, 5.000%, 7/15/25	7/21 at 100.00	Aa3	7,322,488
2,500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care, Inc., Series 2013A, 5.125%, 4/15/31	4/23 at 100.00	Aa3	2,707,325

NEA	Nuveen AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments July 31, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Franciscan Sisters of Christian Charity Sponsored Ministry, Series 2017A:
$ 1,000	5.000%, 9/01/30	9/27 at 100.00	BBB+	$1,110,050
1,110	5.000%, 9/01/31	9/27 at 100.00	BBB+	1,228,526
1,100	5.000%, 9/01/32	9/27 at 100.00	BBB+	1,212,079
1,725	5.000%, 9/01/33	9/27 at 100.00	BBB+	1,890,997
1,775	5.000%, 9/01/34	9/27 at 100.00	BBB+	1,940,075
1,910	5.000%, 9/01/35	9/27 at 100.00	BBB+	2,083,046
2,065	5.000%, 9/01/36	9/27 at 100.00	BBB+	2,245,460
1,015	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Froedtert Health Inc. Obligated Group, Series 2012A, 5.000%, 4/01/42	10/22 at 100.00	AA-	1,088,110
13,475	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic Health System, Inc., Series 2017C, 5.000%, 2/15/47	2/27 at 100.00	A-	14,633,985
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series 2012B:
1,000	5.000%, 2/15/27	2/22 at 100.00	A-	1,074,960
1,000	5.000%, 2/15/28	2/22 at 100.00	A-	1,073,920
4,735	5.000%, 2/15/40	2/22 at 100.00	A-	5,035,672
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series 2016A:
6,375	5.000%, 2/15/42	2/26 at 100.00	A-	6,946,264
6,500	5.000%, 2/15/46	2/26 at 100.00	A-	7,064,590
2,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series 2016B, 5.000%, 2/15/35	2/26 at 100.00	A-	2,193,020
5,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Medical College of Wisconsin, Inc., Series 2016, 5.000%, 12/01/41	11/26 at 100.00	AA-	5,578,500
7,625	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mercy Alliance, Inc., Series 2012, 5.000%, 6/01/39	6/22 at 100.00	A3	8,090,354
1,420	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Meriter Hospital Inc., Series 1992A, 6.000%, 12/01/22 – FGIC Insured	No Opt. Call	A1	1,505,186
2,650	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ministry Health Care, Inc., Refunding 2012C, 5.000%, 8/15/32 (Pre-refunded 8/15/22)	8/22 at 100.00	N/R (5)	2,946,959
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Saint John's Communities Inc., Series 2018A:
1,500	5.000%, 9/15/45	9/23 at 100.00	BBB-	1,570,875
5,455	5.000%, 9/15/50	9/23 at 100.00	BBB-	5,699,875
1,000	Wisconsin Health and Educational Facilities Authority, Revenues Bonds, Gundersen Lutheran, Series 2011A, 5.250%, 10/15/39	10/21 at 100.00	A1	1,075,460
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Benevolent Corporation Cedar Community, Series 2017:
1,110	5.000%, 6/01/37	6/25 at 103.00	N/R	1,161,715
955	5.000%, 6/01/41	6/25 at 103.00	N/R	996,399

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
$ 10,230	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, ThedaCare Inc, Series 2015, 5.000%, 12/15/44	12/24 at 100.00	A1	$10,978,120
	Wisconsin State, General Fund Annual Appropriation Revenue Bonds, Refunding Series 2009A:
955	5.750%, 5/01/33 (Pre-refunded 5/01/19)	5/19 at 100.00	N/R (5)	985,675
9,115	5.750%, 5/01/33 (Pre-refunded 5/01/19)	5/19 at 100.00	AA- (5)	9,407,774
124,446	Total Wisconsin			132,016,440
	Wyoming – 0.4% (0.3% of Total Investments)
4,080	Campbell County, Wyoming Solid Waste Facilities Revenue Bonds, Basin Electric Power Cooperative - Dry Fork Station Facilities, Series 2009A, 5.750%, 7/15/39	7/19 at 100.00	A	4,229,165
9,625	Sweetwater County, Wyoming, Hospital Revenue Bonds, Memorial Hospital Project, Refunding Series 2013A, 5.000%, 9/01/37	9/23 at 100.00	BB+	9,898,253
	Teton County Hospital District, Wyoming, Hospital Revenue Bonds, St. John's Medical Center Project, Series 2011B:
2,000	5.500%, 12/01/27	12/21 at 100.00	A-	2,136,960
1,000	6.000%, 12/01/36	12/21 at 100.00	A-	1,084,450
16,705	Total Wyoming			17,348,828
$ 6,362,696	Total Municipal Bonds (cost $5,720,885,293)			6,133,996,031

Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 0.0% (0.0% of Total Investments)
	Transportation – 0.0% (0.0% of Total Investments)
$ 1,074	Las Vegas Monorail Company, Senior Interest Bonds (9), (10)	5.500%	7/15/19	N/R	$692,462
299	Las Vegas Monorail Company, Senior Interest Bonds (9), (10)	5.500%	7/15/55	N/R	150,852
$ 1,373	Total Corporate Bonds (cost $75,387)				843,314
	Total Long-Term Investments (cost $5,720,960,680)				6,134,839,345
	Floating Rate Obligations – (2.6)%				(100,410,000)
	MuniFund Term Preferred Shares, net of deferred offering costs – (24.7)% (11)				(957,135,105)
	Variable Rate Demand Preferred Shares, net of deferred offering costs – (33.2)% (12)				(1,282,730,087)
	Other Assets Less Liabilities – 1.9%				73,920,090
	Net Assets Applicable to Common Shares – 100%				$ 3,868,484,243
Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

NEA	Nuveen AMT-Free Quality Municipal Income Fund (continued)
Portfolio of Investments July 31, 2018
(Unaudited)
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$6,133,996,031	$ —	$6,133,996,031
Corporate Bonds	—	—	843,314	843,314
Total	$ —	$6,133,996,031	$843,314	$6,134,839,345
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The table below presents the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of July 31, 2018.
Tax cost of investments	$5,616,334,535
Gross unrealized:
Appreciation	$ 425,725,534
Depreciation	(7,631,383)
Net unrealized appreciation (depreciation) of investments	$ 418,094,151

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	The ratings disclosed are the lowest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6)	Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(7)	As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.
(8)	On July 1, 2017, the Fund's Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security's interest rate of accrual from 5.000% to 2.000%.
(9)	During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an annual coupon rate of 5.500% maturing on July 15, 2019 and the second with an annual coupon rate of 3.000% (5.500% after December 31, 2015) maturing on July 15, 2055. The Fund was not accruing income for either senior interest corporate bond. On January 18, 2017, the Fund's Adviser determined it was likely that this senior interest corporate bond would fulfill its obligation on the security maturing on July 15, 2019, and therefore began accruing income on the Fund's records.
(10)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.
(11)	MuniFund Term Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 15.6%.
(12)	Variable Rate Demand Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 20.9%.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ETM	Escrowed to maturity.
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
PIK	Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

Item 2. Controls and Procedures.

a.

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen AMT-Free Quality Municipal Income Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: September 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: September 28, 2018

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: September 28, 2018